Quarterly Holdings Report
for
Fidelity® Tax-Free Bond Fund
April 30, 2025
SFB-NPRT1-0625
1.800354.121
Municipal Securities - 95.9%
	Principal Amount (a)	Value ($)
Alabama - 3.2%
Education - 0.5%
Homewood Ala Edl Bldg Auth Lease Rev (Samford University Proj.) Series 2024 A, 5.25% 10/1/2035	1,010,000	1,074,283
Homewood Ala Edl Bldg Auth Lease Rev (Samford University Proj.) Series 2024 A, 5.5% 10/1/2040	1,400,000	1,469,384
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2019 A, 4% 12/1/2033	270,000	261,276
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2019 A, 4% 12/1/2035	880,000	831,493
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2019 A, 4% 12/1/2037	1,180,000	1,084,981
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2019 A, 4% 12/1/2038	225,000	204,135
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2019 A, 4% 12/1/2039	1,605,000	1,435,482
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2019 A, 4% 12/1/2041	3,845,000	3,356,334
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2019 A, 4% 12/1/2044	2,265,000	1,911,920
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2019 A, 4% 12/1/2049	530,000	436,919
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2024 C, 5.5% 10/1/2049	790,000	807,602
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2024 C, 5.5% 10/1/2054	1,115,000	1,134,274
University AL Gen Rev 5% 7/1/2031	2,755,000	2,940,078
		16,948,161
Electric Utilities - 0.0%
Mobile AL Indl Dev Board Poll Cont Rev (Alabama Power & Light Proj.) 3.78% tender 6/1/2034 (b)	1,615,000	1,614,032
General Obligations - 2.7%
Black Belt Energy Gas District Series 2024A, 5.25% tender 5/1/2055 (Athene Annuity And Life Company Guaranteed) (b)	4,925,000	5,219,702
Southeast Energy Auth Commodity Supply Rev Ala 4% 6/1/2029 (Morgan Stanley Guaranteed)	1,260,000	1,257,615
Southeast Energy Auth Commodity Supply Rev Ala 4% 6/1/2030 (Morgan Stanley Guaranteed)	955,000	952,377
Southeast Energy Auth Commodity Supply Rev Ala 4% 6/1/2031 (Morgan Stanley Guaranteed)	825,000	817,601
Southeast Energy Auth Commodity Supply Rev Ala 4% tender 12/1/2051 (Morgan Stanley Guaranteed) (b)	20,155,000	19,815,167
Southeast Energy Authority A Cooperative District 5% tender 5/1/2055 (Royal Bank of Canada Guaranteed) (b)	8,130,000	8,510,608
Southeast Energy Authority A Cooperative District 5.25% tender 3/1/2055 (Athene Annuity And Life Company Guaranteed) (b)	15,545,000	16,398,923
Southeast Energy Authority A Cooperative District Series 2024C, 5% tender 11/1/2055 (Pacific Life Insurance Co Guaranteed) (b)	23,920,000	25,081,938
Southeast Energy Authority A Cooperative District Series 2025A, 5% tender 1/1/2056 (Athene Annuity And Life Company Guaranteed) (b)	7,095,000	7,271,440
		85,325,371
Water & Sewer - 0.0%
Jefferson Cnty AL Swr Rev 5% 10/1/2029	1,555,000	1,649,544
TOTAL ALABAMA		105,537,108
Alaska - 0.0%
General Obligations - 0.0%
Alaska St Gen. Oblig. Series 2025 A, 5% 8/1/2033 (c)	1,000,000	1,109,078
Arizona - 3.3%
Education - 0.4%
Arizona Brd Regents Ctfs Partn (University AZ Univ Revs Proj.) Series 2018B, 5% 6/1/2027	470,000	487,066
Arizona Brd Regents Ctfs Partn (University AZ Univ Revs Proj.) Series 2018B, 5% 6/1/2030	1,390,000	1,454,685
Arizona Indl Dev Auth Rev (Provident Group Emu Properties LLC Proj.) Series 2018, 5% (d)	1,030,000	520,150
Arizona Indl Dev Auth Rev (Provident Group Emu Properties LLC Proj.) Series 2018, 5% (d)	945,000	477,225
Arizona St Univ Revs Series 2021 C, 5% 7/1/2032	1,150,000	1,250,505
Arizona St Univ Revs Series 2021 C, 5% 7/1/2034	1,180,000	1,274,039
Arizona St Univ Revs Series 2021 C, 5% 7/1/2035	945,000	1,016,653
Phoenix AZ Indl Dev Auth Student Hsg Rev (Downtown Phoenix Stud Hsg II LLC Proj.) 5% 7/1/2049	1,060,000	1,002,114
Phoenix AZ Indl Dev Auth Student Hsg Rev (Downtown Phoenix Stud Hsg II LLC Proj.) 5% 7/1/2054	3,335,000	3,095,270
Student & Academic Services LLC (Northern AZ Univ Revs Proj.) Series 2024, 5% 6/1/2042 (Build America Mutual Assurance Co Insured)	1,950,000	2,024,625
		12,602,332
Electric Utilities - 1.3%
Salt River Proj AZ Agric & Pwr Series 2023B, 5.25% 1/1/2053	41,490,000	43,827,422
General Obligations - 0.3%
Industrial Development Authority of the City of Phoenix Arizona/The (Guam Govt Proj.) Series 2014, 5.375% 2/1/2041	2,445,000	2,167,101
Industrial Development Authority of the City of Phoenix Arizona/The Series 2014, 5.125% 2/1/2034 (Guam Govt Guaranteed)	1,710,000	1,602,893
Pima Cnty AZ Unified Sch Dist No 1 Tucson Series 2024 A, 5% 7/1/2032 (Assured Guaranty Municipal Corp Insured)	1,300,000	1,439,579
Pima Cnty AZ Unified Sch Dist No 1 Tucson Series 2024 A, 5% 7/1/2037 (Assured Guaranty Municipal Corp Insured)	1,300,000	1,413,009
Pima Cnty AZ Unified Sch Dist No 1 Tucson Series 2024 A, 5% 7/1/2041 (Assured Guaranty Municipal Corp Insured)	1,850,000	1,963,451
Pima Cnty AZ Unified Sch Dist No 1 Tucson Series 2024 A, 5% 7/1/2043 (Assured Guaranty Municipal Corp Insured)	1,205,000	1,267,042
Scottsdale AZ Uni Sch Dist #48 5% 7/1/2031	755,000	776,458
		10,629,533
Health Care - 0.4%
Arizona Health Facs Auth Rev (Banner Health System Proj.) Series 2007B, S&P Muni 7 Day High Grade Rate Index + 0.81%, 4.48% tender 1/1/2037 (b)(e)	935,000	899,071
Arizona Indl Dev Auth Hosp Rev (Phoenix Childrens Hospital Proj.) 4% 2/1/2038	1,415,000	1,360,886
Arizona Industrial Development Authority (Childrens National Med Ctr, DC Proj.) Series 2020A, 4% 9/1/2037	385,000	378,063
Arizona Industrial Development Authority (Childrens National Med Ctr, DC Proj.) Series 2020A, 4% 9/1/2038	420,000	410,346
Arizona Industrial Development Authority (Childrens National Med Ctr, DC Proj.) Series 2020A, 4% 9/1/2039	380,000	368,284
Arizona Industrial Development Authority (Childrens National Med Ctr, DC Proj.) Series 2020A, 4% 9/1/2040	410,000	386,755
Arizona Industrial Development Authority (Childrens National Med Ctr, DC Proj.) Series 2020A, 4% 9/1/2046	1,000,000	892,592
Arizona Industrial Development Authority (Childrens National Med Ctr, DC Proj.) Series 2020A, 5% 9/1/2031	185,000	194,795
Arizona Industrial Development Authority (Childrens National Med Ctr, DC Proj.) Series 2020A, 5% 9/1/2032	285,000	299,663
Arizona Industrial Development Authority (Childrens National Med Ctr, DC Proj.) Series 2020A, 5% 9/1/2033	390,000	408,960
Arizona Industrial Development Authority (Childrens National Med Ctr, DC Proj.) Series 2020A, 5% 9/1/2034	330,000	345,313
Glendale Ariz Indl Dev Auth Rev (Humangood National Obligated Grp Proj.) Series 2018 A, 5% 7/1/2038	145,000	138,162
Glendale Ariz Indl Dev Auth Rev (Humangood National Obligated Grp Proj.) Series 2018 A, 5% 7/1/2048	190,000	164,313
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2017 D, 3% 1/1/2048	4,000,000	2,969,572
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2019 E, 3% 1/1/2049	2,375,000	1,735,494
Maricopa Cnty AZ Ida Sr Living (Christian Care Surprise Proj.) 5.75% 1/1/2036 (f)	1,735,000	1,560,248
Maricopa Cnty AZ Ida Sr Living (Christian Care Surprise Proj.) 6% 1/1/2048 (f)	3,290,000	2,633,425
		15,145,942
Housing - 0.0%
Arizona Indl Dev Auth Rev (Lihtc Cert 2019-2 Proj.) Series 2 Class A, 3.625% 5/20/2033	1,510,418	1,415,400
Special Tax - 0.2%
Phoenix Ariz Civic Impt Corp Distr Rev 5.5% 7/1/2038 (National Public Finance Guarantee Corporation Insured) (g)	4,720,000	5,492,665
Transportation - 0.7%
City of Phoenix Civic Improvement Corp (Phoenix Airport Conrac Proj.) 5% 7/1/2045	6,800,000	6,876,393
City of Phoenix Civic Improvement Corp (Phoenix Airport Conrac Proj.) Series 2019 A, 5% 7/1/2030	1,040,000	1,091,883
City of Phoenix Civic Improvement Corp (Phoenix Airport Conrac Proj.) Series 2019 A, 5% 7/1/2032	335,000	350,639
City of Phoenix Civic Improvement Corp (Phoenix Airport Conrac Proj.) Series 2019 A, 5% 7/1/2036	560,000	577,362
City of Phoenix Civic Improvement Corp (Phoenix Airport Conrac Proj.) Series 2019 A, 5% 7/1/2037	490,000	504,089
City of Phoenix Civic Improvement Corp (Phoenix Airport Conrac Proj.) Series 2019 A, 5% 7/1/2038	785,000	805,975
Phoenix AZ Cvc Imp Crp Apr Rev 5% 7/1/2030	2,475,000	2,567,806
Phoenix AZ Cvc Imp Crp Apr Rev Series 2019 A, 5% 7/1/2044	5,300,000	5,361,062
Phoenix AZ Cvc Imp Crp Apr Rev Series B, 5% 7/1/2034	1,890,000	1,943,684
Phoenix AZ Cvc Imp Crp Apr Rev Series B, 5% 7/1/2035	1,890,000	1,940,669
		22,019,562
TOTAL ARIZONA		111,132,856
Arkansas - 0.0%
Health Care - 0.0%
Arkansas St Dev Fin Auth Hosp Rev (Washington Regl Med Center Proj.) Series 2024, 5% 2/1/2035	405,000	410,438
California - 4.4%
Education - 1.0%
CA Mun Fin Auth Student Hsg Rev (Chf Uc Davis Proj.) Series 2018, 5% 5/15/2035	2,020,000	2,075,542
CA Mun Fin Auth Student Hsg Rev (Chf Uc Davis Proj.) Series 2018, 5% 5/15/2038	2,830,000	2,886,141
California Stwd Cmnty Dev Auth Student Hsg Rev (Chf Irvine LLC Proj.) Series 2016, 5% 5/15/2025	945,000	945,245
California Stwd Cmnty Dev Auth Student Hsg Rev (Chf Irvine LLC Proj.) Series 2016, 5% 5/15/2026	945,000	956,695
California Stwd Cmnty Dev Auth Student Hsg Rev (Chf Irvine LLC Proj.) Series 2016, 5% 5/15/2027	945,000	956,309
California Stwd Cmnty Dev Auth Student Hsg Rev (Chf Irvine LLC Proj.) Series 2016, 5% 5/15/2028	945,000	955,792
California Stwd Cmnty Dev Auth Student Hsg Rev (Chf Irvine LLC Proj.) Series 2016, 5% 5/15/2032	1,180,000	1,190,743
California Stwd Cmnty Dev Auth Student Hsg Rev (Chf Irvine LLC Proj.) Series 2016, 5% 5/15/2033	1,415,000	1,426,369
California Stwd Cmnty Dev Auth Student Hsg Rev (Chf Irvine LLC Proj.) Series 2016, 5% 5/15/2040	945,000	946,386
University CA Revs 3% 5/15/2051	4,325,000	3,245,773
University CA Revs 5% 5/15/2036	1,520,000	1,557,780
University CA Revs Series 2025 BZ, 5% 5/15/2032	15,000,000	16,724,598
		33,867,373
General Obligations - 2.9%
California Community Choice Financing Authority Series 2024C, 5% tender 8/1/2055 (American General Life Insurance Co Guaranteed) (b)	5,140,000	5,387,129
California Community Choice Financing Authority Series 2025A, 5% tender 1/1/2056 (Athene Annuity And Life Company Guaranteed) (b)	7,675,000	7,902,009
California St Pub Wks Brd Lse 5% 8/1/2032	2,190,000	2,411,496
Central Valley Energy Authority Series 2025, 5% tender 12/1/2055 (Pacific Life Insurance Co Guaranteed) (b)	19,065,000	20,132,816
Los Angeles CA Uni Sch Dist Cp (Los Angeles Unified School District/CA Proj.) Series 2023 A, 5% 10/1/2032	8,225,000	9,140,586
Mt Diablo CA Unified Sch Dist 4% 8/1/2029	1,800,000	1,889,024
Mt Diablo CA Unified Sch Dist 4% 8/1/2033	1,425,000	1,479,595
Poway CA Unified Sch Dist 0% 8/1/2032 (h)	1,225,000	951,995
Poway CA Unified Sch Dist 0% 8/1/2033 (h)	4,105,000	3,060,021
Poway CA Unified Sch Dist 0% 8/1/2037 (h)	7,555,000	4,622,358
Poway CA Unified Sch Dist 0% 8/1/2038 (h)	8,400,000	4,860,455
Poway CA Unified Sch Dist 0% 8/1/2039 (h)	6,815,000	3,742,973
Poway CA Unified Sch Dist 0% 8/1/2041 (h)	4,625,000	2,272,726
Poway CA Unified Sch Dist 0% 8/1/2051 (h)	1,355,000	372,870
San Diego CA Comm Coll Dist 0% 8/1/2035 (h)	2,830,000	1,949,785
San Diego CA Uni Sch Dist 0% 7/1/2034 (h)	1,225,000	880,843
San Diego CA Uni Sch Dist 0% 7/1/2037 (h)	4,820,000	3,011,622
San Diego CA Uni Sch Dist 0% 7/1/2047 (g)	2,455,000	1,872,093
San Joaquin Valley Clean Energy Authority 5.5% tender 1/1/2056 (Goldman Sachs Group Inc/The Guaranteed) (b)	5,330,000	5,853,246
San Marcos Unified School District 0% 8/1/2047 (h)	3,495,000	1,257,345
State of California Gen. Oblig. 5% 3/1/2037	6,015,000	6,736,606
State of California Gen. Oblig. 5.25% 12/1/2033	35,000	35,045
State of California Gen. Oblig. 5.5% 4/1/2030	5,000	5,008
		89,827,646
Health Care - 0.0%
California Statewide Community Development Authority Rev (Beverly Hospital Proj.) Series 2015, 5% (d)(i)	560,905	476,770
Housing - 0.2%
California Hsg Fin Agy Mun Ctfs (Lihtc 2021-1 CA Proj.) Series 1 Class A, 3.5% 11/20/2035	2,302,442	2,189,599
California Hsg Fin Agy Mun Ctfs (Lihtc 2023-1 CA Proj.) Series 1 Class A, 4.375% 9/20/2036	5,677,180	5,603,070
		7,792,669
Other - 0.0%
California Infrastructure & Economic Development Bank (Los Angeles County Museum Of Art Proj.) 1.2% tender 12/1/2050 (b)	1,000,000	899,534
Special Tax - 0.1%
Poway Calif Uni Sch Dist Pub Fing Auth Spl Tax Rev (Poway Del Sur Cfd 2006 Proj.) Series 2015A, 5% 9/1/2027	990,000	994,337
Poway Calif Uni Sch Dist Pub Fing Auth Spl Tax Rev (Poway Del Sur Cfd 2006 Proj.) Series 2015A, 5% 9/1/2030	1,295,000	1,299,951
Sacramento CA Fin Auth 0% 12/1/2026 (National Public Finance Guarantee Corporation Insured) (h)	1,510,000	1,419,543
		3,713,831
Tobacco Bonds - 0.2%
Golden State Tobacco Securitization Corp. Tobacco Settlement Series 2021 B 2, 0% 6/1/2066 (h)	44,735,000	4,795,171
Tobacco Securitization South CA Tobacco Settlement Rev 5% 6/1/2027	945,000	970,853
Tobacco Securitization South CA Tobacco Settlement Rev 5% 6/1/2028	1,425,000	1,479,599
Tobacco Securitization South CA Tobacco Settlement Rev 5% 6/1/2029	945,000	991,576
		8,237,199
Transportation - 0.0%
Alameda Corridor CA Tran Auth Rev Series 2024A, 0% 10/1/2052 (Assured Guaranty Municipal Corp Insured) (h)	485,000	130,245
Alameda Corridor CA Tran Auth Rev Series 2024A, 0% 10/1/2053 (Assured Guaranty Municipal Corp Insured) (h)	1,665,000	424,509
		554,754
TOTAL CALIFORNIA		145,369,776
Colorado - 0.8%
Electric Utilities - 0.2%
Arkansas River Pwr Auth Colo Pwr Rev 5% 10/1/2038	1,370,000	1,384,490
Arkansas River Pwr Auth Colo Pwr Rev 5% 10/1/2043	5,485,000	5,486,267
		6,870,757
Escrowed/Pre-Refunded - 0.0%
Colorado Health Facilities Authority 5% 9/1/2025 (Escrowed to Maturity)	245,000	246,281
General Obligations - 0.4%
Denver CO Cty & Cnty Sch Dis 1 5.5% 12/1/2049	8,355,000	9,034,563
Health Care - 0.2%
Colorado Health Facilities Authority (Advent Health Proj.) Series 2021 A, 3% 11/15/2051	2,600,000	1,823,993
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 2, 3.25% 8/1/2049	2,970,000	2,254,177
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 2, 4% 8/1/2049	4,390,000	3,790,058
		7,868,228
Housing - 0.0%
Colorado Hsg Fin Auth (CO Single Family Mortgage Proj.) Series 2019 H, 4.25% 11/1/2049	515,000	517,254
Colorado Hsg Fin Auth (CO Single Family Mortgage Proj.) Series 2021 E, 3% 11/1/2051	955,000	934,119
		1,451,373
Special Tax - 0.0%
Independence Metropolitan District No 3 Series 2024 A, 5.375% 12/1/2054	781,000	712,760
TOTAL COLORADO		26,183,962
Connecticut - 2.5%
Education - 0.6%
Connecticut St Health & Edl Facs Auth Revenue (Connecticut College, CT Proj.) Series M, 4% 7/1/2052	1,680,000	1,421,891
Connecticut St Health & Edl Facs Auth Revenue (Sacred Heart University, CT Proj.) Series K, 5% 7/1/2037	945,000	978,524
Connecticut St Health & Edl Facs Auth Revenue (Sacred Heart University, CT Proj.) Series K, 5% 7/1/2038	1,415,000	1,457,734
Connecticut St Health & Edl Facs Auth Revenue (Sacred Heart University, CT Proj.) Series K, 5% 7/1/2039	1,465,000	1,503,391
Connecticut St Health & Edl Facs Auth Revenue (Univ of Hartford, CT Proj.) Series N, 4% 7/1/2039	1,165,000	957,074
Connecticut St Health & Edl Facs Auth Revenue (Univ of Hartford, CT Proj.) Series N, 4% 7/1/2049	1,395,000	1,036,387
Connecticut St Health & Edl Facs Auth Revenue (Univ of Hartford, CT Proj.) Series N, 5% 7/1/2032	520,000	514,055
Connecticut St Health & Edl Facs Auth Revenue (Univ of Hartford, CT Proj.) Series N, 5% 7/1/2033	470,000	460,508
Connecticut St Health & Edl Facs Auth Revenue (Univ of Hartford, CT Proj.) Series N, 5% 7/1/2034	235,000	228,279
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2034	990,000	1,011,606
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2035	1,135,000	1,157,741
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2036	380,000	386,849
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2037	1,470,000	1,493,200
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2042	3,570,000	3,594,459
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2031	1,415,000	1,443,905
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2035	1,210,000	1,221,351
		18,866,954
General Obligations - 0.6%
Connecticut St Gen. Oblig. 3% 6/1/2040	1,000,000	822,069
Connecticut St Gen. Oblig. Series 2018 F, 5% 9/15/2027	945,000	986,768
Connecticut St Gen. Oblig. Series 2020 A, 4% 1/15/2034	6,615,000	6,702,256
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2035	1,000,000	908,549
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2037	1,370,000	1,201,332
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2039	960,000	809,970
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2040	1,230,000	1,014,532
Connecticut St Gen. Oblig. Series 2025A, 5% 3/15/2041 (c)	3,000,000	3,231,141
Connecticut St Series 2024 G, 3% 11/15/2042	695,000	558,517
Connecticut St Series 2024 G, 3% 11/15/2043	435,000	343,141
New Haven CT Gen. Oblig. 5% 8/15/2025 (Assured Guaranty Municipal Corp Insured)	540,000	542,055
New Haven CT Gen. Oblig. Series 2024, 5% 8/1/2029 (Assured Guaranty Municipal Corp Insured)	3,885,000	4,135,184
		21,255,514
Health Care - 0.5%
Connecticut St Health & Edl Facs Auth Revenue (Bristol Hospital, CT Proj.) Series 2019A, 5% 7/1/2034 (f)(i)	1,325,000	861,250
Connecticut St Health & Edl Facs Auth Revenue (Bristol Hospital, CT Proj.) Series 2019A, 5% 7/1/2049 (f)(i)	1,925,000	1,251,250
Connecticut St Health & Edl Facs Auth Revenue (Griffin Hospital, CT Proj.) 5% 7/1/2050 (f)	1,100,000	1,002,530
Connecticut St Health & Edl Facs Auth Revenue (Griffin Hospital, CT Proj.) Series G1, 5% 7/1/2044 (f)	1,295,000	1,216,665
Connecticut St Health & Edl Facs Auth Revenue (Hartford HealthCare Corp Proj.) 4% 7/1/2039	2,830,000	2,673,156
Connecticut St Health & Edl Facs Auth Revenue (Hartford HealthCare Corp Proj.) 4% 7/1/2045	3,985,000	3,507,131
Connecticut St Health & Edl Facs Auth Revenue (Stamford Hospital, CT Proj.) 4% 7/1/2037	3,305,000	3,211,138
Connecticut State Health & Educational Facilities Authority (Stamford Hospital, CT Proj.) 4% 7/1/2046	4,215,000	3,691,938
		17,415,058
Housing - 0.0%
Conn St Hsg Fin Auth (CT Hsg Mortgage Proj.) Series 2019 B 1, 4% 5/15/2049	695,000	695,734
Special Tax - 0.8%
Connecticut St Gen. Oblig. 3% 1/15/2040	2,625,000	2,165,159
Connecticut St Spl Tax Oblig Series 2024A 2, 5% 7/1/2037	7,360,000	8,126,764
Connecticut St Spl Tax Oblig Series 2024A 2, 5% 7/1/2043	6,420,000	6,816,246
Connecticut St Spl Tax Oblig Series 2024A 2, 5% 7/1/2044	2,970,000	3,137,051
Harbor Point Infrastructure Impt Dist Conn Spl Oblig Rev Series 2017, 5% 4/1/2030 (f)	1,595,000	1,604,459
Harbor Point Infrastructure Impt Dist Conn Spl Oblig Rev Series 2017, 5% 4/1/2039 (f)	2,950,000	2,952,650
		24,802,329
TOTAL CONNECTICUT		83,035,589
District Of Columbia - 0.7%
General Obligations - 0.3%
District Columbia Gen. Oblig. Series 2017 A, 5% 6/1/2033	2,170,000	2,225,755
District Columbia Gen. Oblig. Series 2024A, 5% 8/1/2042	4,565,000	4,854,388
District Columbia Gen. Oblig. Series 2024A, 5% 8/1/2043	3,665,000	3,874,826
		10,954,969
Transportation - 0.4%
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 A, 5% 10/1/2033	1,180,000	1,235,111
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 A, 5% 10/1/2034	1,890,000	1,972,316
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 A, 5% 10/1/2036	1,890,000	1,957,148
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 B, 3% 10/1/2050 (Assured Guaranty Municipal Corp Insured)	4,210,000	2,829,276
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 B, 4% 10/1/2049	4,975,000	4,292,288
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2022 A, 3% 10/1/2053 (Assured Guaranty Municipal Corp Insured)	2,400,000	1,575,816
		13,861,955
TOTAL DISTRICT OF COLUMBIA		24,816,924
District Of Columbia,Maryland,Virginia - 0.6%
Special Tax - 0.6%
Washington DC Met Area Tran Auth Rev Series 2017B, 5% 7/1/2033	4,290,000	4,403,024
Washington Metropolitan Area Transit Authority 5% 7/15/2038	7,100,000	7,432,269
Washington Metropolitan Area Transit Authority Series 2024 A, 5% 7/15/2056	7,090,000	7,284,924
		19,120,217
TOTAL DISTRICT OF COLUMBIA,MARYLAND,VIRGINIA		19,120,217
Florida - 3.8%
Education - 0.5%
Cap Proj Fin Auth FL Student Hsg Rev (Capfa Capital Corp 2000 F Proj.) 5% 10/1/2029	1,650,000	1,714,468
Florida Atlantic University Finance Corp Series 2024, 5% 7/1/2043	1,600,000	1,661,192
Florida Atlantic University Finance Corp Series 2024, 5% 7/1/2049	2,205,000	2,259,847
Florida Dev Fin Corp Student Hsg Rev (The Henry Stud Hsg Proj.) Series 2024A 1, 5.25% 6/1/2054 (f)	2,000,000	1,909,413
Florida Dev Fin Corp Student Hsg Rev (The Henry Stud Hsg Proj.) Series 2024A 1, 5.25% 6/1/2059 (f)	1,900,000	1,795,052
Florida Higher Edl Facs Fing Auth Rev (FL Institute of Technology Proj.) Series 2019, 5% 10/1/2027	615,000	629,450
Florida Higher Edl Facs Fing Auth Rev (St Leo University Proj.) Series 2019, 5% 3/1/2049	4,530,000	3,297,680
Volusia Cnty FL Edl Fac Ath Rv (Embry Riddle Aeronaut Univ, FL Proj.) 5% 10/15/2049	1,340,000	1,347,288
		14,614,390
Electric Utilities - 0.6%
Florida St Mun Pwr Agy Rev 5% 10/1/2028	380,000	401,455
Florida St Mun Pwr Agy Rev 5% 10/1/2030	930,000	946,219
Florida St Mun Pwr Agy Rev 5% 10/1/2031	1,015,000	1,032,139
Florida St Mun Pwr Agy Rev Series 2015B, 5% 10/1/2029	1,180,000	1,186,444
Gainesville FL Utils Sys Rev Series A, 5% 10/1/2035	4,720,000	4,854,571
Orlando Fla Utils Commn Util Sys Rev Series 2024A, 5% 10/1/2038	1,500,000	1,644,173
Orlando Fla Utils Commn Util Sys Rev Series 2024B, 5% 10/1/2037	9,000,000	9,952,710
		20,017,711
Escrowed/Pre-Refunded - 0.0%
Halifax Hosp Med Ctr FL Hosp Series 2015, 5% 6/1/2028 (Pre-refunded to 6/1/2025 at 100)	620,000	620,752
General Obligations - 1.0%
Broward Cnty FL Sch Brd Ctfs Part (Broward County FL School District Proj.) Series A, 5% 7/1/2028	1,505,000	1,532,576
Broward Cnty FL Sch Brd Ctfs Part (Broward County FL School District Proj.) Series A, 5% 7/1/2032	965,000	980,021
Duval Cnty FL Sch Brd Ctfs Part (Duval Cnty FL Sch Dist Proj.) Series 2015B, 5% 7/1/2029	6,025,000	6,040,266
Miami-Dade Cnty FL Sch Brd Ctf (Miami-Dade Cnty FL Sch Dist Proj.) Series 2016A, 5% 5/1/2032	9,440,000	9,554,365
Miami-Dade Cnty Fla Gen. Oblig. Series 2020, 2.25% 7/1/2038	1,000,000	749,477
South Fla Wtr Mgmt Dist Ctfs Partn 5% 10/1/2027	470,000	478,278
South Fla Wtr Mgmt Dist Ctfs Partn 5% 10/1/2028	3,775,000	3,838,743
South Fla Wtr Mgmt Dist Ctfs Partn 5% 10/1/2030	1,890,000	1,919,510
South Fla Wtr Mgmt Dist Ctfs Partn 5% 10/1/2032	3,125,000	3,168,410
Volusia Cnty FL Sch Brd Ctfs (Volusia Cnty FL School Dist Proj.) Series 2016A, 5% 8/1/2031 (Build America Mutual Assurance Co Insured)	2,090,000	2,121,232
		30,382,878
Health Care - 0.7%
Brevard Cnty FL Health Fac (Health First Inc Proj.) Series 2023 A, 5% 4/1/2032	2,220,000	2,413,418
City of Tampa FL (H Lee Moffitt Cancer Ctr Proj.) 4% 7/1/2045	3,645,000	3,255,076
Collier Cnty FL Indl Dev Auth Health Care Facs Rev (Naples Community Hosp Inc, FL Proj.) Series 2024 A, 5% 10/1/2049 (Assured Guaranty Municipal Corp Insured)	1,380,000	1,406,875
Collier Cnty FL Indl Dev Auth Health Care Facs Rev (Naples Community Hosp Inc, FL Proj.) Series 2024 A, 5% 10/1/2054 (Assured Guaranty Municipal Corp Insured)	1,655,000	1,675,167
Collier Cnty FL Indl Dev Auth Health Care Facs Rev (Naples Community Hosp Inc, Fl Proj.) Series 2024 B 1, 5% tender 10/1/2054 (Assured Guaranty Municipal Corp Insured) (b)	530,000	558,158
Collier Cnty FL Indl Dev Auth Health Care Facs Rev (Naples Community Hosp Inc, Fl Proj.) Series 2024 B 2, 5% tender 10/1/2054 (Assured Guaranty Municipal Corp Insured) (b)	670,000	717,029
Escambia Cnty FL Hlth Fac Rev (Baptist Health Care Pensacola Proj.) Series 2020 A, 4% 8/15/2045	2,255,000	1,974,647
Jacksonville Fla Health Care Facs Rev (Baptist Medical Center, FL Proj.) 5% 8/15/2034	2,595,000	2,648,499
Miami Beach FL Hlth Facs Auth Hosp Rev (MT Sinai Hospital Proj.) Series 2014, 5% 11/15/2039	1,445,000	1,445,255
Palm Beach Cnty Fla Health Facs Auth Hosp Rev (Baptist Health Sys of So FL Proj.) Series 2019, 4% 8/15/2049	3,205,000	2,711,221
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys of So FL Proj.) Series 2017, 5% 8/15/2029	1,395,000	1,438,759
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys of So FL Proj.) Series 2017, 5% 8/15/2035	665,000	679,362
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys of So FL Proj.) Series 2017, 5% 8/15/2042	1,605,000	1,615,181
Tallahassee FL Health Facs Rev (Tallahassee Mem Hlthcare FL Proj.) Series 2016A, 5% 12/1/2029	1,345,000	1,351,638
Tallahassee FL Health Facs Rev (Tallahassee Mem Hlthcare FL Proj.) Series 2016A, 5% 12/1/2036	1,040,000	1,041,561
		24,931,846
Housing - 0.1%
Fla Hsg Fin Corp Multifamily Mtg Rev Series 2023 C, 5% tender 12/1/2026 (b)	1,305,000	1,315,154
Florida Hsg Fin Corp Rev (FL Homeownership Mortgage Proj.) Series 2019 1, 4% 7/1/2050	1,820,000	1,820,372
		3,135,526
Other - 0.0%
Pinellas Cnty Fla Indl Dev Auth Indl Dev Rev (Patel Foundation For Global Understanding Proj.) Series 2019, 5% 7/1/2029	220,000	221,303
Pinellas Cnty Fla Indl Dev Auth Indl Dev Rev (Patel Foundation For Global Understanding Proj.) Series 2019, 5% 7/1/2039	400,000	389,969
		611,272
Transportation - 0.9%
Florida St Dept Transn Tpk Rev Series 2021C, 3% 7/1/2046	1,000,000	766,494
Miami-Dade Cnty Fla Aviat Rev 4% 10/1/2035	1,510,000	1,513,427
Miami-Dade Cnty Fla Aviat Rev 5% 10/1/2031	2,020,000	2,179,839
Miami-Dade Cnty Fla Expwy Auth Toll Sys Rev 5% 7/1/2030	2,360,000	2,362,810
Miami-Dade Cnty Fla Expwy Auth Toll Sys Rev 5% 7/1/2040	3,115,000	3,119,820
Miami-Dade Cnty Fla Expwy Auth Toll Sys Rev Series 2014A, 5% 7/1/2027	945,000	946,141
Miami-Dade Cnty Fla Expwy Auth Toll Sys Rev Series 2014A, 5% 7/1/2028	2,100,000	2,105,072
Miami-Dade Cnty Fla Expwy Auth Toll Sys Rev Series 2014A, 5% 7/1/2029	955,000	957,274
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2021, 4% 7/1/2034 (Assured Guaranty Municipal Corp Insured)	4,015,000	4,091,367
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2021, 4% 7/1/2035 (Assured Guaranty Municipal Corp Insured)	3,890,000	3,954,120
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2021, 4% 7/1/2037 (Assured Guaranty Municipal Corp Insured)	4,320,000	4,348,910
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2021, 4% 7/1/2038 (Assured Guaranty Municipal Corp Insured)	2,700,000	2,703,191
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2021, 4% 7/1/2039 (Assured Guaranty Municipal Corp Insured)	2,175,000	2,178,251
		31,226,716
TOTAL FLORIDA		125,541,091
Georgia - 4.6%
Education - 0.0%
Fulton Cnty GA Dev Auth Rev (University System of GA Proj.) 4% 6/15/2049	1,115,000	1,010,534
Private Colgs & Unvs Ath GA Rv (Savannah College of Art & Design Inc Proj.) Series 2021, 5% 4/1/2036	1,060,000	1,118,126
		2,128,660
Electric Utilities - 1.1%
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series 2013 FIRST, 3.375% tender 11/1/2053 (b)	1,625,000	1,612,398
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series SECOND 2012, 3.3% tender 12/1/2049 (b)	3,105,000	3,051,368
Burke Cnty GA Dev Auth Pcr (Georgia Transmission Corp Proj.) Series 2012, 2.75% 1/1/2052 (b)	2,900,000	1,782,567
Burke Cnty GA Dev Auth Pcr (Oglethorpe Pwr Corp Proj.) Series 2013A, 3.6% tender 1/1/2040 (b)	5,370,000	5,322,438
Georgia Mun Elec Auth Pwr Rev 4% 1/1/2049	5,760,000	5,077,199
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2030	390,000	410,983
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2032	885,000	930,211
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2034	1,815,000	1,898,647
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2035	875,000	912,891
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2036	1,075,000	1,118,114
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2037	1,055,000	1,093,944
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2038	1,085,000	1,121,498
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2044	2,825,000	2,849,344
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5% 1/1/2035	1,090,000	1,192,158
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5% 1/1/2040	1,375,000	1,454,006
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5.25% 1/1/2041 (Build America Mutual Assurance Co Insured)	565,000	611,085
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5.25% 1/1/2049	675,000	709,623
Monroe Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FIRST 2008, 3.35% tender 11/1/2048 (b)	5,805,000	5,711,662
		36,860,136
General Obligations - 2.5%
Main Street Natural Gas Inc 4% tender 5/1/2052 (Citigroup Inc Guaranteed) (b)	20,380,000	20,293,727
Main Street Natural Gas Inc 5% tender 6/1/2055 (Toronto Dominion Bank Guaranteed) (b)	13,390,000	14,134,696
Main Street Natural Gas Inc Series 2023D, 5% tender 5/1/2054 (Citigroup Inc Guaranteed) (b)	19,695,000	20,424,215
Main Street Natural Gas Inc Series 2024 A 1, 5% 3/1/2029 (Royal Bank of Canada Guaranteed)	2,675,000	2,790,204
Main Street Natural Gas Inc Series 2024 A 1, 5% 3/1/2030 (Royal Bank of Canada Guaranteed)	2,940,000	3,078,310
Main Street Natural Gas Inc Series 2024 A 1, 5% 9/1/2029 (Royal Bank of Canada Guaranteed)	2,240,000	2,346,325
Main Street Natural Gas Inc Series 2024 A 1, 5% 9/1/2030 (Royal Bank of Canada Guaranteed)	2,350,000	2,469,101
Main Street Natural Gas Inc Series 2024 A 1, 5% tender 5/1/2054 (Royal Bank of Canada Guaranteed) (b)	6,450,000	6,782,612
Main Street Natural Gas Inc Series 2024B, 5% 3/1/2031 (Royal Bank of Canada Guaranteed)	1,830,000	1,929,265
Main Street Natural Gas Inc Series 2024B, 5% 9/1/2030 (Royal Bank of Canada Guaranteed)	1,000,000	1,050,681
Main Street Natural Gas Inc Series 2024B, 5% 9/1/2031 (Royal Bank of Canada Guaranteed)	850,000	898,446
Main Street Natural Gas Inc Series 2024D, 5% tender 4/1/2054 (Toronto Dominion Bank Guaranteed) (b)	3,980,000	4,179,823
		80,377,405
Health Care - 0.7%
Coweta Cnty GA Dev Auth Rev (Piedmont Hosp Og Proj.) Series 2019A, 5% 7/1/2044	6,080,000	6,173,524
DeKalb GA Priv Hsp Auth Rev (Childrens Healthcare of Atlanta Proj.) Series 2019 B, 5% 7/1/2035	1,285,000	1,350,892
Fulton Cnty GA Dev Auth Rev (Childrens Healthcare of Atlanta Proj.) Series 2019 C, 5% 7/1/2038	1,160,000	1,206,681
Gainesville & Hall Cnty GA Hsp Ath Rev (Northeast Georgia Healthcare Proj.) Series 2020 A, 3% 2/15/2047	9,015,000	6,718,383
Savannah GA Candler Hosp (St Joseph Candler Health Proj.) 4% 7/1/2035	4,620,000	4,584,107
Savannah GA Candler Hosp (St Joseph Candler Health Proj.) 4% 7/1/2043	2,470,000	2,282,096
		22,315,683
Housing - 0.0%
Georgia Hsg & Fin Auth Rev Series 2019B, 3.25% 12/1/2049	1,750,000	1,342,210
Special Tax - 0.2%
Metro Atlanta Rapid Tran Sales 5.25% 7/1/2050	5,225,000	5,574,466
Transportation - 0.1%
Atlanta GA Arpt Rev Series 2023B 1, 5% 7/1/2037	1,450,000	1,575,869
Atlanta GA Arpt Rev Series 2023B 1, 5% 7/1/2039	1,000,000	1,074,511
Atlanta GA Arpt Rev Series 2023B 1, 5% 7/1/2040	1,125,000	1,202,472
		3,852,852
TOTAL GEORGIA		152,451,412
Hawaii - 0.1%
Transportation - 0.1%
Hawaii St Hbr Sys Rev Series 2020 C, 4% 7/1/2037	1,040,000	1,025,807
Hawaii St Hbr Sys Rev Series 2020 C, 4% 7/1/2038	1,180,000	1,151,049
		2,176,856
Water & Sewer - 0.0%
Honolulu HI Cty & Cnty Wastewtr Sys Rev Series 2025A, 5% 7/1/2036	1,910,000	2,147,418
TOTAL HAWAII		4,324,274
Idaho - 0.2%
Health Care - 0.2%
Idaho Health Facs Auth Rev (Trinity Health Proj.) 5.5% 12/1/2027	3,070,000	3,074,998
Housing - 0.0%
Idaho Hsg & Fin Assn (ID Single Family Hsg 7/1/19 Proj.) Series 2019 A, 4% 1/1/2050	1,050,000	1,051,066
Transportation - 0.0%
Idaho Hsg & Fin Assn (Idaho St Garvee Proj.) Series 2017A, 5% 7/15/2025	665,000	667,233
Idaho Hsg & Fin Assn (Idaho St Garvee Proj.) Series 2017A, 5% 7/15/2026	470,000	481,662
		1,148,895
TOTAL IDAHO		5,274,959
Illinois - 11.7%
Education - 0.4%
Illinois Fin Auth Rev (Bradley University Proj.) Series 2017 C, 5% 8/1/2031	2,230,000	2,272,777
Illinois Fin Auth Rev (Depaul Univ, IL Proj.) 4% 10/1/2031	1,395,000	1,400,314
Illinois Fin Auth Rev (Depaul Univ, IL Proj.) 5% 10/1/2033	1,415,000	1,433,745
Illinois Fin Auth Rev (Illinois Institute of Tech, IL Proj.) Series 2019, 4% 9/1/2037	380,000	322,095
Illinois Fin Auth Rev (Illinois Institute of Tech, IL Proj.) Series 2019, 4% 9/1/2039	945,000	787,275
Illinois Fin Auth Rev (Illinois Institute of Tech, IL Proj.) Series 2019, 5% 9/1/2030	180,000	178,547
Illinois Fin Auth Rev (Illinois Institute of Tech, IL Proj.) Series 2019, 5% 9/1/2038	850,000	800,287
Illinois Fin Auth Rev (Rosalind Franklin University Proj.) Series A, 5% 8/1/2047	405,000	392,836
Illinois Fin Auth Rev (Rosalind Franklin University Proj.) Series C, 5% 8/1/2049	465,000	445,183
Illinois Finance Authority (University of Illinois Proj.) Series 2019A, 5% 10/1/2031	190,000	199,946
Illinois Finance Authority (University of Illinois Proj.) Series 2019A, 5% 10/1/2032	275,000	287,921
Illinois Finance Authority (University of Illinois Proj.) Series 2019A, 5% 10/1/2033	470,000	489,679
Illinois Finance Authority (University of Illinois Proj.) Series 2019A, 5% 10/1/2035	285,000	295,234
Illinois Finance Authority (University of Illinois Proj.) Series 2019A, 5% 10/1/2036	285,000	294,097
Illinois Finance Authority (University of Illinois Proj.) Series 2019A, 5% 10/1/2037	330,000	339,285
Illinois Finance Authority (University of Illinois Proj.) Series 2019A, 5% 10/1/2038	355,000	363,604
Illinois Finance Authority (University of Illinois Proj.) Series 2019A, 5% 10/1/2039	610,000	622,786
University of Illinois Series 2018A, 5% 4/1/2029	3,720,000	3,887,798
		14,813,409
Electric Utilities - 0.1%
Illinois Mun Elec Agy Pwr Supp Series 2015A, 5% 2/1/2031	1,785,000	1,788,421
Escrowed/Pre-Refunded - 0.0%
Grundy & Will Cntys Ill Cmnty Unit Sch Dist No 001 5% 2/1/2029 (Pre-refunded to 2/1/2027 at 100)	135,000	139,350
Illinois Fin Auth Rev Series 2016 C, 4% 2/15/2041 (Pre-refunded to 2/15/2027 at 100)	20,000	20,243
		159,593
General Obligations - 5.0%
Chicago IL Brd Ed 5% 12/1/2025	2,670,000	2,675,600
Chicago IL Brd Ed 5% 12/1/2026	500,000	505,067
Chicago IL Brd Ed 6.5% 12/1/2046	400,000	405,205
Chicago IL Brd Ed 7% 12/1/2046 (f)	1,400,000	1,445,592
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2029	4,195,000	4,231,138
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2031	850,000	852,411
Chicago IL Brd Ed Series 2019 A, 5% 12/1/2030	3,820,000	3,871,370
Chicago IL Brd Ed Series 2019 B, 5% 12/1/2025	2,360,000	2,364,950
Chicago IL Brd Ed Series 2019 B, 5% 12/1/2026	1,985,000	2,004,813
Chicago IL Brd Ed Series 2019 B, 5% 12/1/2029	2,920,000	2,993,781
Chicago IL Brd Ed Series 2019 B, 5% 12/1/2032	1,700,000	1,708,238
Chicago IL Brd Ed Series D, 5% 12/1/2031	1,845,000	1,850,174
Chicago IL Gen. Oblig. Series 2020A, 5% 1/1/2026	1,565,000	1,575,434
Chicago IL Gen. Oblig. Series 2020A, 5% 1/1/2027	7,225,000	7,357,215
Chicago IL Gen. Oblig. Series 2020A, 5% 1/1/2029	3,645,000	3,775,982
Chicago IL Gen. Oblig. Series 2020A, 5% 1/1/2030	7,320,000	7,637,769
Chicago IL Gen. Oblig. Series 2021 A, 5% 1/1/2032	4,405,000	4,579,238
Cook County IL Community Consolidate School District No 034 Glenview 2% 12/1/2037	2,010,000	1,450,636
Cook County IL Community Consolidate School District No 034 Glenview Series 2021 A, 3% 12/1/2036	715,000	622,950
Grundy & Will Cntys Ill Cmnty Unit Sch Dist No 001 5% 2/1/2029	500,000	511,417
Illinois St Gen. Oblig. 5% 2/1/2027	1,765,000	1,810,066
Illinois St Gen. Oblig. 5% 2/1/2028	3,300,000	3,376,122
Illinois St Gen. Oblig. 5% 3/1/2029	3,495,000	3,659,682
Illinois St Gen. Oblig. 5% 3/1/2032	1,550,000	1,657,651
Illinois St Gen. Oblig. 5.5% 1/1/2031	1,835,000	1,995,817
Illinois St Gen. Oblig. Series 2018 A, 5% 10/1/2028	3,305,000	3,448,642
Illinois St Gen. Oblig. Series 2022A, 5% 3/1/2032	1,755,000	1,876,889
Illinois St Gen. Oblig. Series 2022A, 5% 3/1/2036	7,365,000	7,726,354
Illinois St Gen. Oblig. Series 2022A, 5.25% 3/1/2037	1,605,000	1,700,840
Illinois St Gen. Oblig. Series DECEMBER 2021 B, 4% 12/1/2034	3,355,000	3,242,492
Illinois St Gen. Oblig. Series JUNE 2016, 5% 6/1/2026	575,000	584,486
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2032	100,000	106,037
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2035	710,000	743,773
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2036	565,000	589,131
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2037	710,000	737,087
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2046	2,830,000	2,836,697
Illinois St Gen. Oblig. Series MAY 2023 B, 5% 5/1/2036	1,450,000	1,521,334
Illinois St Gen. Oblig. Series MAY 2023 B, 5.25% 5/1/2038	6,750,000	7,131,821
Illinois St Gen. Oblig. Series MAY 2023 B, 5.25% 5/1/2040	3,005,000	3,141,179
Illinois St Gen. Oblig. Series MAY 2023 C, 5% 5/1/2029	3,945,000	4,136,518
Illinois St Gen. Oblig. Series MAY 2023D, 5% 7/1/2028	3,305,000	3,440,763
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2035	3,045,000	3,252,143
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2039	2,250,000	2,347,115
Illinois St Gen. Oblig. Series MAY 2024 B, 5.25% 5/1/2045	2,050,000	2,096,953
Illinois St Gen. Oblig. Series MAY 2024 B, 5.25% 5/1/2047	1,505,000	1,532,348
Illinois St Gen. Oblig. Series OCT 2020 B, 4% 10/1/2032	5,055,000	4,985,244
Illinois St Gen. Oblig. Series OCTOBER 2024, 5% 2/1/2033	4,805,000	5,152,880
Illinois St Gen. Oblig. Series OCTOBER 2024, 5% 2/1/2038	15,580,000	16,377,976
Kane Cook & DuPage Cntys IL Sch Dist Series 2024, 5% 1/1/2031	650,000	705,725
Kane Cook & DuPage Cntys IL Sch Dist Series 2024, 5% 1/1/2035	700,000	762,557
Kane McHenry Cook & DuPage Cntys IL Sch Dist Series 2015, 5% 1/1/2028	2,625,000	2,628,240
Kane McHenry Cook & DuPage Cntys IL Sch Dist Series 2017, 5% 1/1/2029	970,000	1,002,976
Kendall Kane & Will Cnty IL Uni Sch Dist No 308 5% 2/1/2033	10,270,000	10,336,700
Lake Cnty IL Cmty College Sch Dist No 073 2.25% 1/1/2040	1,245,000	871,943
Mchenry Cnty IL Comnty SD #200 0% 1/15/2026 (National Public Finance Guarantee Corporation Insured) (h)	1,700,000	1,657,685
Schaumburg IL Gen. Oblig. Series 2023, 4% 12/1/2030	2,940,000	3,035,828
		164,628,674
Health Care - 1.4%
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 3.75% 2/15/2034	685,000	663,883
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 4% 2/15/2036	2,915,000	2,805,707
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 5% 2/15/2029	3,260,000	3,332,934
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 5% 2/15/2031	1,965,000	2,004,929
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 5% 2/15/2036	2,340,000	2,372,658
Illinois Fin Auth Rev (Mercy Alliance Inc Proj.) Series 2016, 5% 12/1/2029	970,000	983,747
Illinois Fin Auth Rev (Northwestern Memorial Hosp,Il Proj.) 5% 7/15/2025	750,000	752,094
Illinois Fin Auth Rev (Northwestern Memorial Hosp,Il Proj.) 5% 7/15/2030	1,405,000	1,461,203
Illinois Fin Auth Rev (Osf Healthcare System Proj.) 4.125% 5/15/2047	10,465,000	9,413,032
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2015 A, 5% 11/15/2031	3,305,000	3,308,803
Illinois Fin Auth Rev (University of Chicago Hosps,Il Proj.) 5% 8/15/2030	2,830,000	2,897,863
Illinois Finance Authority Rev (Ascension Health Credit Group Proj.) Series 2016 C, 4% 2/15/2041	8,380,000	7,697,845
Illinois Finance Authority Rev (Carle Foundation Hospital,Il Proj.) Series 2021A, 3% 8/15/2048	930,000	686,047
Illinois Finance Authority Rev (Endeavor Health Proj.) Series 2020A, 3.25% 8/15/2049	1,340,000	982,399
Illinois Finance Authority Rev (Osf Healthcare System Proj.) 3% 5/15/2050 (Build America Mutual Assurance Co Insured)	3,390,000	2,579,071
Illinois Finance Authority Rev (Osf Healthcare System Proj.) Series 2020 A, 3% 5/15/2050	7,190,000	5,180,272
		47,122,487
Housing - 0.3%
Illinois Housing Dev Auth (IL Homeowner Mortgage Proj.) Series C, 2.9% 8/1/2031	490,000	458,989
Illinois Housing Dev Auth Series 2019 D, 2.7% 10/1/2034 (IL Hsg Revenue Bonds 3/1/2016 Guaranteed)	485,000	416,247
Illinois Housing Development Authority (IL Hsg Revenue Bonds 3/1/2016 Proj.) Series 2021 B, 3% 4/1/2051	4,345,000	4,226,436
Illinois Hsg Dev Auth Multifamily Hsg Rev Series 2019, 2.9% 7/1/2035	4,361,412	3,781,685
		8,883,357
Special Tax - 3.4%
Illinois St Sales Tax Rev 3% 6/15/2033 (Build America Mutual Assurance Co Insured)	2,720,000	2,443,680
Illinois St Sales Tax Rev Series FEBRUARY 2024A, 5% 6/15/2031	4,535,000	4,860,182
Illinois St Sales Tax Rev Series FEBRUARY 2024A, 5% 6/15/2032	3,805,000	4,107,034
Illinois St Sales Tax Rev Series FEBRUARY 2024A, 5% 6/15/2034	5,495,000	5,995,794
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2031 (National Public Finance Guarantee Corporation Insured) (h)	775,000	586,330
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2036 (National Public Finance Guarantee Corporation Insured) (h)	12,285,000	7,165,532
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2051 (h)	5,570,000	1,315,107
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2029 (National Public Finance Guarantee Corporation Insured) (h)	5,735,000	4,839,713
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2035 (National Public Finance Guarantee Corporation Insured) (h)	7,835,000	4,982,478
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2043 (Assured Guaranty Municipal Corp Insured) (h)	30,875,000	12,567,240
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2044 (Assured Guaranty Municipal Corp Insured) (h)	7,170,000	2,742,594
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2045 (Assured Guaranty Municipal Corp Insured) (h)	11,465,000	4,132,654
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2047 (Assured Guaranty Municipal Corp Insured) (h)	10,015,000	3,201,528
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 4% 12/15/2042	5,405,000	4,785,736
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 5% 6/15/2050	21,945,000	21,757,754
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 2017 B, 5% 12/15/2028	1,890,000	1,948,563
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 2017 B, 5% 12/15/2032	850,000	872,426
Sales Tax Securitization Corp Series 2023C, 5% 1/1/2032	4,695,000	5,112,171
Sales Tax Securitization Corp Series 2024 A, 5% 1/1/2038	3,055,000	3,293,182
Sales Tax Securitization Corp Series 2024 A, 5% 1/1/2040	1,400,000	1,459,554
Sales Tax Securitization Corp Series 2024 A, 5% 1/1/2041	11,000,000	11,585,622
Sales Tax Securitization Corp Series 2024A, 5% 1/1/2042	1,305,000	1,367,568
		111,122,442
Transportation - 1.0%
Chicago IL Midway Arpt Rev Series B, 4% 1/1/2035	770,000	764,197
Chicago IL Midway Arpt Rev Series B, 5% 1/1/2036	4,250,000	4,265,861
Chicago IL Midway Arpt Rev Series B, 5% 1/1/2037	5,005,000	5,020,662
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2032	4,485,000	4,510,953
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2033	1,230,000	1,236,555
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2034	1,430,000	1,458,667
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2035	2,400,000	2,445,005
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2036	1,560,000	1,574,380
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2037	6,045,000	6,091,797
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2038	2,125,000	2,140,941
Chicago IL O'Hare Intl Arpt Rev Series 2018 B, 5% 1/1/2048	1,055,000	1,058,940
Chicago IL O'Hare Intl Arpt Rev Series 2018 B, 5% 1/1/2053	1,060,000	1,059,987
Chicago IL Tran Auth Cap Grnt Rcpts Rev Series 5337, 5% 6/1/2025	705,000	705,555
Illinois St Toll Hwy Auth Hwy Rev 5% 12/1/2031	890,000	896,296
Illinois St Toll Hwy Auth Hwy Rev Series 2019 A, 5% 1/1/2044	1,060,000	1,077,209
		34,307,005
Water & Sewer - 0.1%
Illinois Finance Authority Rev (IL Wtr State Rev Fund Proj.) Series 2020, 5% 7/1/2036	4,150,000	4,431,100
TOTAL ILLINOIS		387,256,488
Indiana - 1.0%
Education - 0.2%
St Joseph Cnty Ind Eco Dev Rev (St Mary's College Proj.) Series 2019, 4% 4/1/2046	2,115,000	1,859,295
St Joseph Cnty Ind Eco Dev Rev (St Mary's College Proj.) Series 2019, 5% 4/1/2040	2,115,000	2,144,679
St Joseph Cnty Ind Eco Dev Rev (St Mary's College Proj.) Series 2020, 4% 4/1/2037	1,565,000	1,528,763
St Joseph Cnty Ind Eco Dev Rev (St Mary's College Proj.) Series 2020, 5% 4/1/2029	970,000	1,014,260
		6,546,997
Electric Utilities - 0.2%
Indiana Mun Pwr Agy Pwr Supply Series 2017A, 5% 1/1/2032	3,775,000	3,916,242
Indiana Mun Pwr Agy Pwr Supply Series 2017A, 5% 1/1/2034	1,890,000	1,950,868
		5,867,110
General Obligations - 0.2%
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024 A, 5.25% 7/15/2040 (Build America Mutual Assurance Co Insured)	1,600,000	1,728,041
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024 A, 5.25% 7/15/2043 (Build America Mutual Assurance Co Insured)	3,000,000	3,167,070
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024B, 5.25% 7/15/2037 (Build America Mutual Assurance Co Insured)	1,550,000	1,718,155
		6,613,266
Health Care - 0.3%
Indiana Fin Auth Health Fac Rev (Hendricks Reg Hlth Proj.) Series 2024, 4.25% 3/1/2049	570,000	483,521
Indiana Fin Auth Health Fac Rev (Hendricks Reg Hlth Proj.) Series 2024, 5.25% 3/1/2054	2,625,000	2,638,105
Indiana Fin Auth Health Sys Rev (Franciscan Alliance Proj.) Series 2016 A, 4% 11/1/2051	3,745,000	3,228,201
Indiana Fin Auth Hosp Rev (Parkview Health System Proj.) 5% 11/1/2028	425,000	449,072
Indiana Fin Auth Hosp Rev (Parkview Health System Proj.) 5% 11/1/2029	1,320,000	1,410,835
Indiana Fin Auth Hosp Rev (Parkview Health System Proj.) 5% 11/1/2030	295,000	318,443
Indiana St Fin Auth Rev (Community Foundation of Northwest Indiana Inc Proj.) 5% 9/1/2031	1,735,000	1,766,363
Indiana St Hsg & Cmnty Dev Auth Multifamily Hsg Rev (Glasswater Creek Whitestown Proj Proj.) Series 2020, 5.375% 10/1/2040 (f)	1,660,000	1,384,634
		11,679,174
Housing - 0.0%
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) 3% 7/1/2050	730,000	713,769
Special Tax - 0.1%
Indianapolis Ind Loc Pub Impt Bd Bank (Indianapolis Marion Cnty Bldg Auth Proj.) Series 2019 A, 5% 2/1/2049	3,090,000	3,117,899
TOTAL INDIANA		34,538,215
Iowa - 0.1%
Health Care - 0.0%
Iowa Fin Auth Rev (Unitypoint Health Proj.) Series 2018B, 5% 2/15/2048	2,360,000	2,371,874
Tobacco Bonds - 0.1%
Tobacco Settlement Auth Iowa Tobacco Settlement Rev Series 2021 B1 CLASS 2, 4% 6/1/2049	360,000	339,205
Tobacco Settlement Auth Iowa Tobacco Settlement Rev Series 2021A 2 CL 1, 4% 6/1/2049	2,645,000	2,276,679
		2,615,884
TOTAL IOWA		4,987,758
Kentucky - 1.7%
Education - 0.0%
Boyle Cnty KY Edl Facs Rev (Centre College Proj.) Series 2017, 5% 6/1/2037	1,585,000	1,600,586
General Obligations - 0.8%
Kentucky Inc KY Pub Energy Auth Gas Supply Rev 5% tender 5/1/2055 (Goldman Sachs Group Inc/The Guaranteed) (b)	4,875,000	5,062,770
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2029	1,760,000	1,849,026
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2030	1,180,000	1,234,828
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2031	505,000	527,361
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2032	265,000	276,597
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2033	595,000	619,905
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2034	680,000	707,066
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2035	400,000	413,000
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2036	340,000	350,022
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 4% 11/1/2038	600,000	591,246
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5% 11/1/2029	3,625,000	3,819,985
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5% 11/1/2030	2,030,000	2,139,994
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series SR A, 5% 10/1/2036	2,385,000	2,634,346
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series SR A, 5% 10/1/2041	3,205,000	3,397,027
		23,623,173
Health Care - 0.8%
Ashland KY Med Ctr Rev (Royal Blue Health Proj.) 5% 2/1/2028	45,000	46,301
Ashland KY Med Ctr Rev (Royal Blue Health Proj.) 5% 2/1/2032	60,000	60,824
Ashland KY Med Ctr Rev (Royal Blue Health Proj.) 5% 2/1/2040	1,135,000	1,135,086
Ashland KY Med Ctr Rev (Royal Blue Health Proj.) Series 2019, 3% 2/1/2040 (Assured Guaranty Municipal Corp Insured)	1,665,000	1,400,796
City of Hazard KY (Appalachian Regl Healthcre Inc Proj.) Series 2021, 3% 7/1/2046	2,450,000	1,790,747
Kentucky Econ Dev Fin Auth (CommonSpirit Health Proj.) Series 2019 A 2, 5% 8/1/2049	2,360,000	2,305,956
Kentucky Econ Dev Fin Auth (CommonSpirit Health Proj.) Series 2019A 1, 5% 8/1/2033	945,000	984,521
Kentucky Econ Dev Fin Auth (CommonSpirit Health Proj.) Series 2019A 1, 5% 8/1/2044	945,000	936,580
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Baptist Healthcare System Obligated Group Proj.) 5% 8/15/2032	2,530,000	2,594,318
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Baptist Healthcare System Obligated Group Proj.) 5% 8/15/2033	1,250,000	1,278,264
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Baptist Healthcare System Obligated Group Proj.) 5% 8/15/2035	1,415,000	1,439,486
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Owensboro KY Hosp Rev Proj.) Series 2015B, 5% 6/1/2025	45,000	44,991
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Owensboro KY Hosp Rev Proj.) Series 2015B, 5% 6/1/2026	50,000	50,014
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Owensboro KY Hosp Rev Proj.) Series 2015B, 5% 6/1/2027	50,000	50,032
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Owensboro KY Hosp Rev Proj.) Series 2015B, 5% 6/1/2028	55,000	55,032
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Owensboro KY Hosp Rev Proj.) Series 2015B, 5% 6/1/2029	60,000	60,033
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Owensboro KY Hosp Rev Proj.) Series 2015B, 5% 6/1/2030	60,000	60,031
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% 10/1/2033	4,155,000	4,205,483
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% 10/1/2037	2,715,000	2,779,245
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% tender 10/1/2047 (b)	1,635,000	1,723,910
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) Series 2020A, 3% 10/1/2043	5,800,000	4,334,884
		27,336,534
Transportation - 0.1%
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) 5% 1/1/2033	1,225,000	1,230,726
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) Series 2019, 5% 1/1/2044	2,120,000	2,141,722
		3,372,448
TOTAL KENTUCKY		55,932,741
Louisiana - 0.1%
Education - 0.1%
Louisiana Pub Facs Auth Rev (Tulane Univ, LA Proj.) Series 2016 A, 5% 12/15/2029	1,135,000	1,164,387
Housing - 0.0%
Louisiana Hsg Corp Single Family Mtg Rev (LA Home Ownership Proj.) 5.75% 12/1/2053	980,000	1,048,487
TOTAL LOUISIANA		2,212,874
Maine - 1.1%
Education - 0.3%
Maine Health & Higher Edl Facsauth Rev (Northeastern University Proj.) Series 2024B, 5.25% 10/1/2054	6,305,000	6,548,157
University ME Sys Rev Series 2022, 5.5% 3/1/2062	3,800,000	3,951,529
		10,499,686
General Obligations - 0.1%
Brunswick ME 2.375% 11/1/2037	130,000	101,027
Brunswick ME 2.5% 11/1/2039	335,000	254,822
Lewiston ME Gen. Oblig. 1.25% 2/15/2031	2,455,000	2,017,667
Lewiston ME Gen. Oblig. 1.25% 2/15/2032	2,595,000	2,066,233
		4,439,749
Health Care - 0.6%
Maine Health & Higher Edl Facs Auth Rev (Mainehealth Proj.) Series 2018A, 5% 7/1/2030	1,120,000	1,166,656
Maine Health & Higher Edl Facs Auth Rev (Mainehealth Proj.) Series 2018A, 5% 7/1/2031	1,040,000	1,081,037
Maine Health & Higher Edl Facs Auth Rev (Mainehealth Proj.) Series 2018A, 5% 7/1/2034	1,890,000	1,948,083
Maine Health & Higher Edl Facs Auth Rev (Mainehealth Proj.) Series 2018A, 5% 7/1/2035	2,590,000	2,661,370
Maine Health & Higher Edl Facs Auth Rev (Mainehealth Proj.) Series 2018A, 5% 7/1/2036	3,070,000	3,143,909
Maine Health & Higher Edl Facs Auth Rev (Mainehealth Proj.) Series 2018A, 5% 7/1/2037	2,830,000	2,888,165
Maine Health & Higher Edl Facs Auth Rev (Mainehealth Proj.) Series 2018A, 5% 7/1/2038	2,150,000	2,187,631
Maine Health & Higher Edl Facs Auth Rev (Northern Light Health Proj.) Series 2016A, 4% 7/1/2041	1,120,000	898,909
		15,975,760
Transportation - 0.1%
Maine St Tpk Auth-Re Rev Series 2018, 5% 7/1/2033	660,000	688,985
Maine St Tpk Auth-Re Rev Series 2018, 5% 7/1/2034	945,000	983,535
Maine St Tpk Auth-Re Rev Series 2018, 5% 7/1/2035	1,040,000	1,080,013
Maine St Tpk Auth-Re Rev Series 2018, 5% 7/1/2036	1,890,000	1,958,336
		4,710,869
TOTAL MAINE		35,626,064
Maryland - 1.0%
Education - 0.0%
Westminster MD Edl Facs Rev (Mcdaniel College Proj.) 5% 11/1/2031	1,865,000	1,888,630
General Obligations - 0.4%
Anne Arundel Cnty MD Gen. Oblig. Series 2021, 3% 10/1/2036	2,595,000	2,324,298
Anne Arundel Cnty MD Gen. Oblig. Series 2021, 3% 10/1/2037	1,000,000	879,118
Baltimore Cnty MD Gen. Oblig. Series 2021, 3% 3/1/2037	825,000	733,384
City of Baltimore MD Gen. Oblig. Series 2022A, 5% 10/15/2037	735,000	797,129
Frederick Cnty MD Gen. Oblig. Series 2021 A, 1.5% 10/1/2033	4,460,000	3,527,038
Prince Georges County MD Gen. Oblig. Series 2021 A, 2% 7/1/2035	7,055,000	5,662,569
		13,923,536
Health Care - 0.1%
Maryland Health & Higher Educational Facilities Authority (Greater Baltimore Med Ctr, MD Proj.) Series 2021 A, 3% 7/1/2051	4,320,000	3,023,456
Maryland St Hlth & HI Ed Facs (Mercy Medical Center, MD Proj.) 4% 7/1/2042	735,000	663,641
		3,687,097
Housing - 0.1%
Maryland Community Development Administration (Residential Revenue Bonds Proj.) 3.5% 3/1/2050	1,210,000	1,199,550
Maryland Community Development Administration (Residential Revenue Bonds Proj.) Series 2019 B, 4% 9/1/2049	1,275,000	1,275,236
		2,474,786
Special Tax - 0.2%
State of Maryland Built to Learn Revenue Series 2021, 4% 6/1/2046	850,000	789,126
State of Maryland Built to Learn Revenue Series 2022 A, 4% 6/1/2037	2,240,000	2,225,282
State of Maryland Built to Learn Revenue Series 2022 A, 4% 6/1/2038	2,455,000	2,419,482
		5,433,890
Transportation - 0.2%
Maryland St Transn Auth Transn Series 2024 A, 5% 7/1/2031	4,620,000	5,096,585
TOTAL MARYLAND		32,504,524
Massachusetts - 1.3%
Education - 0.8%
Massachusetts Development Finance Agency (Simmons College, MA Proj.) 4% 10/1/2050	9,975,000	7,268,767
Massachusetts Development Finance Agency (Simmons College, MA Proj.) 5% 10/1/2045	7,515,000	6,756,023
Massachusetts Development Finance Agency (Suffolk Univ, MA Proj.) 4% 7/1/2045	9,790,000	8,019,797
Massachusetts St Dev Fin Agy Rev (Lesley College Proj.) 5% 7/1/2039	960,000	961,107
Massachusetts St Dev Fin Agy Rev (Wentworth Inst of Tech, MA Proj.) Series 2017, 5% 10/1/2030	1,100,000	1,110,183
Massachusetts St Dev Fin Agy Rev (Wentworth Inst of Tech, MA Proj.) Series 2017, 5% 10/1/2033	1,280,000	1,287,161
		25,403,038
General Obligations - 0.3%
Massachusetts St Gen. Oblig. 5.25% 10/1/2047	10,000,000	10,549,986
Health Care - 0.2%
Massachusetts Development Finance Agency (University of Mass Hlth Cr Inc Proj.) 4% 7/1/2044	9,440,000	8,174,169
TOTAL MASSACHUSETTS		44,127,193
Michigan - 2.4%
Electric Utilities - 0.4%
Lansing Mich Brd Wtr & Lt Util Sys Rev Series 2024 A, 5% 7/1/2032	3,155,000	3,504,155
Lansing Mich Brd Wtr & Lt Util Sys Rev Series 2024 A, 5% 7/1/2036	6,000,000	6,633,633
Lansing Mich Brd Wtr & Lt Util Sys Rev Series 2024 A, 5% 7/1/2037	1,675,000	1,842,048
Lansing Mich Brd Wtr & Lt Util Sys Rev Series 2024 A, 5% 7/1/2038	1,250,000	1,364,210
Lansing Mich Brd Wtr & Lt Util Sys Rev Series 2024 A, 5% 7/1/2039	675,000	731,458
		14,075,504
Escrowed/Pre-Refunded - 0.0%
Kalamazoo MI Hosp Fin Auth Hosp Fac Rev Series 2016, 5% 5/15/2028 (Pre-refunded to 5/15/2026 at 100)	10,000	10,188
General Obligations - 0.4%
Detroit MI Gen. Oblig. Series 2021A, 5% 4/1/2046	1,840,000	1,847,318
Michigan St Bldg Auth Rev (State of Michigan Proj.) 3% 10/15/2045	1,475,000	1,141,289
Portage MI Pub Schs 5% 11/1/2033	945,000	959,247
Portage MI Pub Schs 5% 11/1/2036	1,180,000	1,196,627
Portage MI Pub Schs 5% 11/1/2037	945,000	957,851
Warren MI Cons Sch Dist 5% 5/1/2028 (State of Michigan Guaranteed)	3,870,000	3,932,162
Warren MI Cons Sch Dist 5% 5/1/2029 (State of Michigan Guaranteed)	3,995,000	4,055,623
		14,090,117
Health Care - 0.2%
Grand Traverse Cnty MI Hosp (Munson Healthcare Proj.) 3% 7/1/2051	1,860,000	1,346,902
Kalamazoo MI Hosp Fin Auth Hosp Fac Rev (Bronson Methodist Hsp, MI Proj.) Series 2016, 5% 5/15/2028	1,365,000	1,385,136
Michigan Fin Auth Rev (Henry Ford Health Care Corp,Mi Proj.) Series 2019A, 5% 11/15/2048	1,555,000	1,549,078
Michigan Fin Auth Rev (Trinity Health Proj.) Series MI 2019 A, 3% 12/1/2049	2,645,000	1,879,507
Michigan St Hosp Fin Auth Rev (Trinity Health Proj.) Series 2008C, 5% 12/1/2032	290,000	298,058
		6,458,681
Housing - 0.1%
Michigan Hsg Dev Auth Rent Hsg Rev (Rental Hsg Rev Bonds 11/15/1990 Proj.) Series 2021 A, 2.45% 10/1/2046	3,400,000	2,249,320
Michigan Hsg Dev Rental Hsg (Rental Hsg Rev Bonds 11/15/1990 Proj.) Series 2019 A 1, 3.35% 10/1/2049	1,750,000	1,347,901
		3,597,221
Special Tax - 0.3%
County of Jackson MI Series 2019, 4% 5/1/2032 (Build America Mutual Assurance Co Insured)	2,050,000	2,080,073
County of Jackson MI Series 2019, 4% 5/1/2033 (Build America Mutual Assurance Co Insured)	2,110,000	2,135,783
Detroit MI Downtown Dev Auth Tax Series 2024, 5% 7/1/2032	1,200,000	1,303,469
Detroit MI Downtown Dev Auth Tax Series 2024, 5% 7/1/2033	1,000,000	1,090,322
Detroit MI Downtown Dev Auth Tax Series 2024, 5% 7/1/2034	1,500,000	1,641,717
Michigan Fin Auth Rev (Wayne Cnty MI Proj.) Series 2018, 5% 11/1/2043	1,740,000	1,757,049
		10,008,413
Tobacco Bonds - 0.1%
Michigan Fin Auth Rev (Michigan Tobacco Settlement Fin Auth Tobacco Settlement Asset Backed Rev Proj.) 4% 6/1/2049	2,070,000	1,750,924
Transportation - 0.4%
Wayne Cnty Mich Arpt Auth Rev 5% 12/1/2028	565,000	585,962
Wayne Cnty Mich Arpt Auth Rev 5% 12/1/2037	255,000	257,908
Wayne Cnty Mich Arpt Auth Rev Series A, 5% 12/1/2033	330,000	340,144
Wayne Cnty Mich Arpt Auth Rev Series A, 5% 12/1/2037	470,000	475,360
Wayne Cnty Mich Arpt Auth Rev Series C, 5% 12/1/2028	1,040,000	1,080,673
Wayne Cnty Mich Arpt Auth Rev Series D, 5% 12/1/2029	1,510,000	1,513,364
Wayne Cnty Mich Arpt Auth Rev Series D, 5% 12/1/2030	1,225,000	1,227,856
Wayne Cnty Mich Arpt Auth Rev Series D, 5% 12/1/2031	2,170,000	2,175,255
Wayne Cnty Mich Arpt Auth Rev Series G, 5% 12/1/2031	1,415,000	1,418,426
Wayne Cnty Mich Arpt Auth Rev Series G, 5% 12/1/2032	1,415,000	1,418,440
Wayne Cnty Mich Arpt Auth Rev Series G, 5% 12/1/2033	1,890,000	1,894,559
Wayne Cnty Mich Arpt Auth Rev Series JRA, 5% 12/1/2029	520,000	538,549
Wayne Cnty Mich Arpt Auth Rev Series JRA, 5% 12/1/2030	660,000	683,017
		13,609,513
Water & Sewer - 0.5%
Great Lakes Sewer Auth Mich Series 2018 A, 5% 7/1/2048	6,135,000	6,202,535
Michigan Fin Auth Rev (MI St Clean Wtr Revolving Fnd Proj.) Series 2024A, 5% 10/1/2039	1,750,000	1,926,727
Michigan Fin Auth Rev (MI St Clean Wtr Revolving Fnd Proj.) Series 2024A, 5% 10/1/2040	4,550,000	4,958,627
Michigan Fin Auth Rev (MI St Clean Wtr Revolving Fnd Proj.) Series 2024A, 5% 10/1/2041	2,735,000	2,958,292
		16,046,181
TOTAL MICHIGAN		79,646,742
Minnesota - 0.7%
Education - 0.1%
Minnesota Higher Ed Facs Auth Rev (St Catherine University Proj.) Series 2018A, 5% 10/1/2029	945,000	969,035
Minnesota Higher Ed Facs Auth Rev (St Catherine University Proj.) Series 2018A, 5% 10/1/2032	675,000	686,178
Minnesota Higher Ed Facs Auth Rev (St Catherine University Proj.) Series 2018A, 5% 10/1/2033	825,000	835,948
Minnesota Higher Ed Facs Auth Rev (St Catherine University Proj.) Series 2018A, 5% 10/1/2045	975,000	914,028
		3,405,189
General Obligations - 0.5%
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2020B, 4% 8/1/2041	1,270,000	1,202,779
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2020D, 4% 8/1/2038	2,265,000	2,209,938
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2020D, 4% 8/1/2040	2,455,000	2,328,465
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2020D, 4% 8/1/2041	1,610,000	1,524,782
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2020D, 4% 8/1/2043	1,820,000	1,695,192
Mounds View MN Indpt Sch Dist No 621 Series 2018 A, 3.45% 2/1/2037 (Minnesota St Guaranteed)	1,235,000	1,158,701
Mounds View MN Indpt Sch Dist No 621 Series 2018 A, 3.55% 2/1/2038 (Minnesota St Guaranteed)	1,290,000	1,199,398
Sauk Rapids Minn Isd No 47 Series 2020A, 2% 2/1/2033 (Minnesota St Guaranteed)	2,545,000	2,106,374
West St Paul MN Indept Sch Dis Series 2018 A, 3.6% 2/1/2037 (Minnesota St Guaranteed)	900,000	864,724
West St Paul MN Indept Sch Dis Series 2018 A, 3.65% 2/1/2038 (Minnesota St Guaranteed)	945,000	899,451
		15,189,804
Health Care - 0.1%
Maple Grove MN Health Care Sys Rev (North Memorial Med Center, MN Proj.) Series 2015, 5% 9/1/2027	1,215,000	1,218,838
St Cloud Minn Health Care Rv (Centracare Health System Proj.) Series 2019, 4% 5/1/2049	3,265,000	2,828,928
		4,047,766
Housing - 0.0%
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2023 F, 5.75% 7/1/2053	625,000	660,968
TOTAL MINNESOTA		23,303,727
Mississippi - 0.1%
Housing - 0.1%
Mississippi Home Corp Single Family Mtg Rev (Sf Mortgage 7/15/2009 Proj.) Series 2021 B, 3% 6/1/2051	2,195,000	2,143,980
Mississippi Home Corp Single Family Mtg Rev (Sf Mortgage 7/15/2009 Proj.) Series 2021 B, 5% 6/1/2028	705,000	740,477
		2,884,457
TOTAL MISSISSIPPI		2,884,457
Missouri - 0.5%
General Obligations - 0.0%
Jefferson City MO Sch Dist Series 2025, 5.5% 3/1/2044	1,300,000	1,389,372
Health Care - 0.4%
Cape Girardeau Cnty MO Indl Dev Auth Health Care Facs Rev (Mercy Health Proj.) Series A, 5% 3/1/2027	30,000	30,928
Cape Girardeau Cnty MO Indl Dev Auth Health Care Facs Rev (Mercy Health Proj.) Series A, 5% 3/1/2029	1,390,000	1,422,156
Missouri Hlth & Edl Facs Rev (Bjc Health System Proj.) Series 2021 A, 4% 7/1/2033	2,205,000	2,241,278
Missouri Hlth & Edl Facs Rev (Bjc Health System Proj.) Series 2021 A, 4% 7/1/2046	1,510,000	1,342,519
Missouri Hlth & Edl Facs Rev (Mercy Health Proj.) 3.125% 2/1/2027	380,000	378,516
Missouri Hlth & Edl Facs Rev (Mercy Health Proj.) 3.25% 2/1/2028	380,000	378,560
Missouri Hlth & Edl Facs Rev (Mercy Health Proj.) 5% 2/1/2034	2,940,000	2,944,435
St Louis Cnty MO Indl Dev Auth Sr Living Facs Rev (Friendship Village of West County Proj.) Series 2018A, 5.125% 9/1/2048	2,510,000	2,409,157
		11,147,549
Housing - 0.0%
Missouri St Hsg Dev Com Sf Mtg (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2019B, 4% 5/1/2050	320,000	320,316
Transportation - 0.1%
St Louis MO Arpt Rev Series 2019 A, 5% 7/1/2044	1,320,000	1,335,208
St Louis MO Arpt Rev Series 2019 A, 5% 7/1/2049	1,085,000	1,091,498
		2,426,706
Water & Sewer - 0.0%
Kansas City MO Santn Swr Sys Rev Series 2018 B, 5% 1/1/2026	225,000	227,861
Kansas City MO Santn Swr Sys Rev Series 2018 B, 5% 1/1/2028	470,000	494,026
Kansas City MO Santn Swr Sys Rev Series 2018 B, 5% 1/1/2033	450,000	467,319
Kansas City MO Wtr Rev 4% 12/1/2039	1,190,000	1,188,186
		2,377,392
TOTAL MISSOURI		17,661,335
Montana - 0.1%
Health Care - 0.1%
Montana Fac Fin Auth Health Facs Rev (Bozeman Health Proj.) Series 2021 A, 3% 6/1/2050	2,665,000	1,959,258
Housing - 0.0%
Montana St Brd Hsg Single Family Mtg (MT Single Family Proj.) Series 2019B, 4% 6/1/2050	200,000	200,228
TOTAL MONTANA		2,159,486
Nebraska - 0.4%
Education - 0.0%
Douglas Cnty Neb Edl Facs Rev (Creighton University Proj.) Series 2017, 4% 7/1/2033	730,000	737,019
Douglas Cnty Neb Edl Facs Rev (Creighton University Proj.) Series 2021 A, 3% 7/1/2051	1,190,000	812,842
		1,549,861
Electric Utilities - 0.3%
Lincoln NE Series 2018, 5% 9/1/2031	1,890,000	1,934,688
Lincoln NE Series 2018, 5% 9/1/2032	3,525,000	3,606,639
Lincoln NE Series 2018, 5% 9/1/2033	2,115,000	2,162,309
Nebraska Pub Pwr Dist Rev Series 2016 A, 5% 1/1/2032	1,575,000	1,589,899
Nebraska Pub Pwr Dist Rev Series 2016 A, 5% 1/1/2034	945,000	952,755
		10,246,290
Housing - 0.1%
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2020 A, 3.5% 9/1/2050	715,000	706,605
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2021 C, 2.1% 9/1/2036	1,500,000	1,139,841
		1,846,446
TOTAL NEBRASKA		13,642,597
Nevada - 0.9%
General Obligations - 0.5%
Clark Cnty NV School Dist Series 2020 B, 3% 6/15/2039	2,630,000	2,139,740
Clark Cnty NV School Dist Series 2024 B, 3% 6/15/2041	10,110,000	7,978,468
Clark Cnty NV School Dist Series 2024 B, 3% 6/15/2044	4,870,000	3,614,980
Nevada St Gen. Oblig. Series 2024A, 3% 5/1/2041	4,620,000	3,841,107
		17,574,295
Health Care - 0.3%
Carson City Nev Hosp Rev (Carson Tahoe Hospital Proj.) Series 2017, 5% 9/1/2037	2,555,000	2,559,626
Carson City Nev Hosp Rev (Carson Tahoe Hospital Proj.) Series 2017, 5% 9/1/2042	6,295,000	6,162,111
		8,721,737
Housing - 0.0%
Nevada Hsg Div Single Family Mtg Rev (NV Single Fam Mort Rev 9/1/2008 Proj.) Series 2019B, 4% 10/1/2049	390,000	390,400
Nevada Hsg Div Single Family Mtg Rev Series 2019 A, 3.4% 10/1/2049	1,210,000	964,707
		1,355,107
Special Tax - 0.1%
Tahoe-Douglas Visitors Auth Nev Stateline Rev (Tahoe-Douglas Visitors Auth Nev Stateline Rev Proj.) 5% 7/1/2051	2,830,000	2,714,557
TOTAL NEVADA		30,365,696
New Hampshire - 1.1%
General Obligations - 0.0%
Portsmouth NH Gen. Oblig. 1.625% 4/1/2034	1,260,000	989,019
Health Care - 0.8%
National Fin Auth NH Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2021 B, 3% 8/15/2051 (Assured Guaranty Municipal Corp Insured)	2,590,000	1,929,197
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A 1, 5% 8/1/2031	1,225,000	1,263,338
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A 1, 5% 8/1/2032	235,000	241,505
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A 1, 5% 8/1/2034	2,830,000	2,888,065
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A 1, 5% 8/1/2035	2,595,000	2,642,208
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A 1, 5% 8/1/2036	1,890,000	1,919,387
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A 1, 5% 8/1/2037	2,265,000	2,295,247
New Hampshire Health and Education Facilities Authority Act (Mass General Brigham Inc Proj.) 5% 7/1/2041	1,985,000	2,006,924
NH Health & Ed Facs Auth Rev (Elliot Health System Proj.) Series 2016, 4% 10/1/2038	1,100,000	1,010,710
NH Health & Ed Facs Auth Rev (Elliot Health System Proj.) Series 2016, 5% 10/1/2028	2,830,000	2,870,908
NH Health & Ed Facs Auth Rev (Elliot Health System Proj.) Series 2016, 5% 10/1/2032	4,870,000	4,905,414
		23,972,903
Housing - 0.3%
National Fin Auth NH Hosp Rev (Lihtc 2020-1 Us Proj.) Series 1 Class A, 4.125% 1/20/2034	4,511,546	4,469,666
National Fin Auth NH Hosp Rev (Lihtc 2023-2 Us Proj.) Series 2 Class A, 3.875% 1/20/2038	6,624,093	6,183,604
		10,653,270
TOTAL NEW HAMPSHIRE		35,615,192
New Jersey - 6.6%
Education - 0.1%
Gloucester Cnty NJ Impt Auth Rev (Rowan Univ Proj.) Series 2024, 5% 7/1/2049 (Build America Mutual Assurance Co Insured)	2,215,000	2,268,957
New Jersey Econom Dev Auth Rev (Provident Montclair Proj.) 5% 6/1/2027 (Assured Guaranty Municipal Corp Insured)	40,000	41,444
New Jersey Econom Dev Auth Rev (Provident Montclair Proj.) 5% 6/1/2028 (Assured Guaranty Municipal Corp Insured)	55,000	56,467
New Jersey Econom Dev Auth Rev (Provident Montclair Proj.) 5% 6/1/2029 (Assured Guaranty Municipal Corp Insured)	40,000	41,039
New Jersey Educational Facilities Authority (Stockton University Proj.) Series 2016A, 5% 7/1/2029	2,480,000	2,509,159
		4,917,066
Escrowed/Pre-Refunded - 0.0%
New Jersey Health Care Series 2016 A, 5% 7/1/2028 (Pre-refunded to 7/1/2026 at 100)	35,000	35,740
General Obligations - 4.9%
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) 4% 6/15/2036	755,000	738,410
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 4% 6/15/2034	755,000	760,240
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 4% 6/15/2036	1,040,000	1,017,148
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 4% 6/15/2039	945,000	894,073
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 4% 6/15/2041	945,000	870,734
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 4% 6/15/2046	1,415,000	1,255,415
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 4% 6/15/2050	1,890,000	1,648,186
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 11/1/2036	4,895,000	5,097,377
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 6/15/2031	1,040,000	1,116,001
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 6/15/2033	190,000	202,284
New Jersey St Gen. Oblig. 2% 6/1/2034	5,340,000	4,335,534
New Jersey St Gen. Oblig. 2% 6/1/2036	1,140,000	868,250
New Jersey St Gen. Oblig. 4% 6/1/2031	16,505,000	17,192,219
New Jersey St Gen. Oblig. 5% 6/1/2029	3,000,000	3,216,716
New Jersey Trans Trust Fund Auth 0% 12/15/2027 (h)	6,980,000	6,359,309
New Jersey Trans Trust Fund Auth 0% 12/15/2029 (Assured Guaranty Municipal Corp Insured) (h)	1,275,000	1,080,628
New Jersey Trans Trust Fund Auth 0% 12/15/2031 (Financial Guaranty Ins CO Insured) (h)	5,300,000	4,125,919
New Jersey Trans Trust Fund Auth 0% 12/15/2036 (Ambac Assurance Corp Insured) (h)	10,000,000	6,083,272
New Jersey Trans Trust Fund Auth 4% 12/15/2039	945,000	900,525
New Jersey Trans Trust Fund Auth 4% 6/15/2038	2,660,000	2,577,359
New Jersey Trans Trust Fund Auth 4% 6/15/2045	6,365,000	5,734,976
New Jersey Trans Trust Fund Auth 4% 6/15/2050	895,000	792,324
New Jersey Trans Trust Fund Auth 5% 6/15/2032	3,360,000	3,625,445
New Jersey Trans Trust Fund Auth 5% 6/15/2032	1,055,000	1,150,468
New Jersey Trans Trust Fund Auth 5% 6/15/2033	4,000,000	4,380,713
New Jersey Trans Trust Fund Auth 5% 6/15/2033	945,000	1,015,232
New Jersey Trans Trust Fund Auth 5% 6/15/2034	5,370,000	5,745,822
New Jersey Trans Trust Fund Auth 5% 6/15/2037	2,830,000	2,971,184
New Jersey Trans Trust Fund Auth 5% 6/15/2042	15,870,000	16,555,451
New Jersey Trans Trust Fund Auth 5.25% 6/15/2050	5,290,000	5,496,245
New Jersey Trans Trust Fund Auth 5.25% 6/15/2055	11,150,000	11,569,685
New Jersey Trans Trust Fund Auth Series 2008 A, 0% 12/15/2038 (Build America Mutual Assurance Co Insured) (h)	3,575,000	1,968,418
New Jersey Trans Trust Fund Auth Series 2018 A, 4.25% 12/15/2038	2,345,000	2,308,979
New Jersey Trans Trust Fund Auth Series 2018 A, 5% 12/15/2032	3,025,000	3,147,293
New Jersey Trans Trust Fund Auth Series 2018 A, 5% 12/15/2034	545,000	563,240
New Jersey Trans Trust Fund Auth Series 2020 AA, 5% 6/15/2050	2,480,000	2,511,395
New Jersey Trans Trust Fund Auth Series 2022 A, 4% 6/15/2038	510,000	494,154
New Jersey Trans Trust Fund Auth Series 2022 A, 4% 6/15/2041	4,625,000	4,331,225
New Jersey Trans Trust Fund Auth Series 2022 A, 4% 6/15/2042	3,105,000	2,870,884
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2029	7,555,000	8,019,276
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2035	590,000	633,650
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2036	6,915,000	7,383,967
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2037	3,195,000	3,391,289
New Jersey Trans Trust Fund Auth Series 2023A, 5.25% 6/15/2042	1,000,000	1,055,877
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2032	1,135,000	1,239,120
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2033	2,090,000	2,292,993
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2033	1,065,000	1,168,439
		162,757,343
Health Care - 0.1%
New Jersey Econom Dev Auth Rev (Black Horse EHT Urban Renewal LLC Proj.) Series 2019 A, 5% (f)	750,000	575,451
New Jersey Economic Dev Auth Rev (White Horse HMT Urban Renewal LLC Proj.) 5% (d)(f)	855,000	549,252
New Jersey Health Care (St Joseph Hosp & Med Ctr, NJ Proj.) Series 2016, 4% 7/1/2048	1,700,000	1,423,186
New Jersey Health Care (Univ of Penn Health Systems Proj.) 5% 7/1/2030	945,000	960,224
		3,508,113
Tobacco Bonds - 0.1%
Tobacco Settlement Fin Corp NJ Series 2018B, 5% 6/1/2046	2,435,000	2,360,599
Transportation - 1.4%
New Jersey Trans Trust Fund Auth (New Jersey St Grant Anticipati Proj.) Series 2016 A 1, 5% 6/15/2027	890,000	907,043
New Jersey Trans Trust Fund Auth (New Jersey St Grant Anticipati Proj.) Series 2016 A 1, 5% 6/15/2029	3,350,000	3,401,399
New Jersey Turnpike Authority 4.25% 1/1/2043	6,000,000	5,921,822
New Jersey Turnpike Authority 5% 1/1/2032	2,980,000	3,289,325
New Jersey Turnpike Authority 5% 1/1/2046	8,000,000	8,293,170
New Jersey Turnpike Authority Series 2024 C, 5% 1/1/2042	3,145,000	3,326,882
New Jersey Turnpike Authority Series 2024 C, 5% 1/1/2043	3,305,000	3,478,180
New Jersey Turnpike Authority Series 2024 C, 5% 1/1/2044	4,405,000	4,613,857
New Jersey Turnpike Authority Series 2024 C, 5% 1/1/2045	3,930,000	4,102,859
Port Auth NY & NJ Series 243, 5% 12/1/2038	5,500,000	5,940,763
South Jersey Trans Auth NJ Trans Sys Rev Series 2022 A, 4.5% 11/1/2042	1,500,000	1,451,818
South Jersey Trans Auth NJ Trans Sys Rev Series 2022 A, 4.625% 11/1/2047	2,500,000	2,398,472
		47,125,590
TOTAL NEW JERSEY		220,704,451
New Mexico - 0.4%
General Obligations - 0.4%
New Mexico Mun Energy Acquisition Auth Gas Supply Rev 5% tender 6/1/2054 (Royal Bank of Canada Guaranteed) (b)	12,180,000	12,759,541
Health Care - 0.0%
Santa Fe New Mexico Retirement Fac Rev (El Castillo Retirement Res Proj.) Series 2019A, 5% 5/15/2034	215,000	217,331
Santa Fe New Mexico Retirement Fac Rev (El Castillo Retirement Res Proj.) Series 2019A, 5% 5/15/2039	160,000	157,139
Santa Fe New Mexico Retirement Fac Rev (El Castillo Retirement Res Proj.) Series 2019A, 5% 5/15/2044	170,000	161,209
Santa Fe New Mexico Retirement Fac Rev (El Castillo Retirement Res Proj.) Series 2019A, 5% 5/15/2049	335,000	307,539
		843,218
Housing - 0.0%
New Mexico Mtg Fin Auth (NM SF Mortgage Proj.) Series 2019 D, 3.75% 1/1/2050	710,000	708,265
TOTAL NEW MEXICO		14,311,024
New York - 9.8%
Education - 0.5%
Hempstead Town NY Local Dev Corp Rev (Hofstra Univ, NY Proj.) Series 2021 A, 3% 7/1/2051	2,285,000	1,571,800
New York St Dorm Auth Revs Non St Supportd Debt (New School (The) Proj.) 5% 7/1/2025	65,000	65,116
New York St Dorm Auth Revs Non St Supportd Debt (New School (The) Proj.) 5% 7/1/2032	2,360,000	2,406,415
New York St Dorm Auth Revs Non St Supported Debt (New School (The) Proj.) 5% 7/1/2033	660,000	708,610
New York St Dorm Auth Revs Non St Supported Debt (New School (The) Proj.) 5% 7/1/2034	1,370,000	1,463,955
New York St Dorm Auth Revs Non St Supported Debt (New School (The) Proj.) 5% 7/1/2038	1,785,000	1,865,942
New York St Dorm Auth Revs Non St Supported Debt (New School (The) Proj.) 5% 7/1/2042	1,180,000	1,210,106
New York St Dorm Auth Revs Non St Supported Debt (Wagner College, NY Proj.) 5% 7/1/2047	2,000,000	1,734,449
New York St Dorm Auth Revs Non St Supported Debt (Yeshiva University Proj.) 5% 7/15/2037	570,000	587,826
New York St Dorm Auth Revs Non St Supported Debt (Yeshiva University Proj.) 5% 7/15/2042	1,605,000	1,614,336
New York St Dorm Auth Revs Non St Supported Debt (Yeshiva University Proj.) 5% 7/15/2050	4,150,000	4,081,306
		17,309,861
Electric Utilities - 0.4%
Long Island Pwr Auth NY Elec Series 2017, 5% 9/1/2033	470,000	482,581
Long Island Pwr Auth NY Elec Series 2017, 5% 9/1/2035	1,890,000	1,937,629
Long Island Pwr Auth NY Elec Series 2017, 5% 9/1/2036	1,070,000	1,095,028
Long Island Pwr Auth NY Elec Series 2024B, 3% tender 9/1/2049 (b)	9,720,000	9,224,136
		12,739,374
General Obligations - 1.0%
City of New York NY Gen. Oblig. 5% 8/1/2031	6,010,000	6,507,676
City of New York NY Gen. Oblig. 5% 8/1/2032	1,000,000	1,106,753
City of New York NY Gen. Oblig. Series FISCAL 2024 C, 5.25% 3/1/2053	5,205,000	5,455,999
City of New York NY Gen. Oblig. Series FISCAL 2024 D, 5.25% 4/1/2054	6,225,000	6,523,271
City of New York NY Gen. Oblig. Series FISCAL 2025G SUB G 1, 5.25% 2/1/2048	5,555,000	5,900,093
City of New York NY Gen. Oblig. Series FISCAL2024A, 5% 8/1/2040	2,470,000	2,636,000
City of New York NY Gen. Oblig. Series FISCAL2024A, 5% 8/1/2041	2,365,000	2,508,695
New York NY City Edl Constr Fd (City of New York NY Proj.) Series 2021 B, 5% 4/1/2046	4,505,000	4,648,118
		35,286,605
Health Care - 0.1%
Oneida County Local Development Corp (Mohawk Valley Health System Proj.) 4% 12/1/2032 (Assured Guaranty Municipal Corp Insured)	945,000	948,750
Oneida County Local Development Corp (Mohawk Valley Health System Proj.) 5% 12/1/2025 (Assured Guaranty Municipal Corp Insured)	595,000	595,403
Oneida County Local Development Corp (Mohawk Valley Health System Proj.) 5% 12/1/2030 (Assured Guaranty Municipal Corp Insured)	1,415,000	1,491,159
Suffolk Cnty NY Economic Dev Corp Rev (St Johnland Assisted Living Proj.) Series 2021, 5.125% 11/1/2041 (f)	600,000	512,835
Suffolk Cnty NY Economic Dev Corp Rev (St Johnland Assisted Living Proj.) Series 2021, 5.375% 11/1/2054 (f)	1,020,000	813,150
		4,361,297
Housing - 1.0%
New York City Housing Development Corp (New York Mhsg 7/27/1993 Proj.) Series 2023E 2, 3.8% tender 11/1/2063 (b)	780,000	784,099
New York City Housing Development Corp (New York Mhsg 7/27/1993 Proj.) Series 2024 A2, 3.625% tender 11/1/2063 (b)	6,650,000	6,659,285
New York City Housing Development Corp (New York Mhsg 7/27/1993 Proj.) Series 2024 B 2, 3.7% tender 5/1/2064 (b)	11,205,000	11,242,526
New York St Hsg Fin Agy Series 2023 C2, 3.8% tender 11/1/2062 (b)	13,520,000	13,522,132
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2019 J, 3.05% 11/1/2049	1,235,000	895,513
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 F 1, 2.4% 11/1/2046	1,725,000	1,111,332
		34,214,887
Industrial Development - 0.5%
MTA Hudson Rail Yards Trust Series 2016 A, 5% 11/15/2056	16,100,000	15,978,363
Special Tax - 5.0%
Hudson Yds Infrastructure Corp NY Rev Series 2017 A, 5% 2/15/2033	3,395,000	3,467,454
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5% 11/1/2038	7,400,000	8,112,323
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5.25% 11/1/2048	14,985,000	15,912,479
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024F SUB F 1, 5% 2/1/2040	4,720,000	5,058,462
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024F SUB F 1, 5% 2/1/2041	4,370,000	4,664,051
New York NY City Transitional Fin Auth Rev Series 2018 1, 5% 11/1/2029	2,450,000	2,535,558
New York NY City Transitional Fin Auth Rev Series B 1, 5% 8/1/2034	1,890,000	1,956,733
New York NY City Transitional Fin Auth Rev Series FISCAL 2024A SUB A 1, 5% 5/1/2042	5,130,000	5,397,400
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) 5% 3/15/2041	16,795,000	17,849,545
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2018 C, 5% 3/15/2038	7,820,000	8,024,746
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2024 B, 5% 3/15/2030	4,065,000	4,393,763
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2024 B, 5% 3/15/2031	5,965,000	6,525,139
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2024 B, 5% 3/15/2036	3,680,000	4,125,451
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2024 B, 5% 3/15/2038	3,910,000	4,312,089
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) 3% 3/15/2050	5,030,000	3,555,328
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2019 D, 3% 2/15/2049	5,070,000	3,630,574
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2024A, 5% 3/15/2030	3,720,000	4,020,861
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2024A, 5% 3/15/2031	7,440,000	8,142,813
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2024A, 5% 3/15/2032	9,295,000	10,268,500
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2024A, 5% 3/15/2033	2,425,000	2,696,570
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2024A, 5% 3/15/2034	2,170,000	2,425,170
New York State Urban Development Corp (New York State Pit Proj.) Series 2020E, 4% 3/15/2044	19,615,000	17,959,078
New York State Urban Development Corp (New York State Pit Proj.) Series 2020E, 4% 3/15/2045	8,600,000	7,867,627
NY Convention Ctr Dev Corp Rev Series 2015, 5% 11/15/2028	6,805,000	6,854,516
NY Convention Ctr Dev Corp Rev Series 2015, 5% 11/15/2029	4,720,000	4,752,437
		164,508,667
Transportation - 1.2%
Metropolitan Transn Auth NY Rv 4% 11/15/2046	31,520,000	27,793,523
Metropolitan Transn Auth NY Rv 4% 11/15/2047	2,205,000	1,934,515
Metropolitan Transn Auth NY Rv Series 2017 C 2, 0% 11/15/2029 (h)	2,150,000	1,817,390
Metropolitan Transn Auth NY Rv Series 2017 C 2, 0% 11/15/2033 (h)	5,285,000	3,745,344
Metropolitan Transn Auth NY Rv Series 2017 D, 5% 11/15/2030	4,720,000	4,884,676
		40,175,448
Water & Sewer - 0.1%
New York NY Cty Muni Wtr Fin Auth 5.5% 6/15/2039 (c)	2,515,000	2,874,953
TOTAL NEW YORK		327,449,455
North Carolina - 1.2%
Electric Utilities - 0.2%
North Carolina Mun Pwr Agy 1 Series C, 5% 1/1/2029	7,555,000	7,619,370
General Obligations - 0.1%
Alamance Cnty NC Gen. Oblig. Series 2021, 2% 5/1/2034	1,130,000	918,510
Charlotte NC Ctfs Partn (Charlotte NC Proj.) Series 2019A, 5% 6/1/2046	2,245,000	2,278,774
		3,197,284
Health Care - 0.3%
North Carolina Med Care Commn Health Care Facs Rev (Lutheran Retirement Ministries of Alamance County NC Proj.) 4% 3/1/2036	850,000	796,502
North Carolina Med Care Commn Health Care Facs Rev (Lutheran Retirement Ministries of Alamance County NC Proj.) Series 2021 A, 4% 3/1/2051	1,790,000	1,405,691
North Carolina Med Care Commn Health Care Facs Rev (Unc Rex Healthcare Proj.) Series 2020 A, 3% 7/1/2045	2,325,000	1,837,843
North Carolina Med Care Commn Health Care Facs Rev (Wake Baptist Proj.) 5% 12/1/2029	1,310,000	1,372,841
North Carolina Med Care Commn Health Care Facs Rev (Wake Baptist Proj.) 5% 12/1/2030	1,360,000	1,422,773
North Carolina Med Care Commn Health Care Facs Rev (Wake Baptist Proj.) 5% 12/1/2032	1,035,000	1,078,741
North Carolina Med Care Commn Health Care Facs Rev (Wake Baptist Proj.) 5% 12/1/2033	755,000	785,280
		8,699,671
Housing - 0.0%
NC Hsg Fin Agy Homeownership Rev (NC Homeownership Proj.) Series 45, 2.2% 7/1/2040	1,300,000	927,326
Transportation - 0.6%
Charlotte NC Arpt Rev Series A, 5% 7/1/2035	1,890,000	1,937,893
North Carolina St Grant Antic Rev Series 2021, 2% 3/1/2036	3,505,000	2,722,751
North Carolina Tpk Auth Triangle Expwy Sys Rev 4% 1/1/2055	3,045,000	2,569,422
North Carolina Tpk Auth Triangle Expwy Sys Rev 5% 1/1/2043	4,250,000	4,293,381
North Carolina Tpk Auth Triangle Expwy Sys Rev 5% 1/1/2044	5,295,000	5,332,024
North Carolina Tpk Auth Triangle Expwy Sys Rev 5% 1/1/2049	1,890,000	1,875,106
		18,730,577
TOTAL NORTH CAROLINA		39,174,228
North Dakota - 0.1%
Education - 0.1%
University North Dakota Ctfs Partn (University ND Univ Revs Proj.) Series 2021 A, 3% 6/1/2061 (Assured Guaranty Municipal Corp Insured)	3,620,000	2,382,504
Ohio - 1.8%
Education - 0.4%
Ohio St Higher Ed Fac Comm (Ohio Wesleyan University Proj.) Series 2019, 4% 10/1/2044	1,675,000	1,436,839
Ohio St Higher Ed Fac Comm (Xavier Univ, OH Proj.) 5% 5/1/2032	1,260,000	1,349,599
Ohio St Higher Ed Fac Comm (Xavier Univ, OH Proj.) 5% 5/1/2038	1,015,000	1,057,850
Ohio St Higher Ed Fac Comm (Xavier Univ, OH Proj.) 5% 5/1/2041	1,630,000	1,666,644
Ohio St Higher Ed Fac Comm (Xavier Univ, OH Proj.) 5.25% 5/1/2049	1,615,000	1,629,174
Univ Akron Ohio Gen Rcpt 4% 1/1/2028	3,495,000	3,544,596
Univ Akron Ohio Gen Rcpt 5% 1/1/2030	1,700,000	1,812,246
		12,496,948
Electric Utilities - 0.2%
American Mun Pwr Solar 5% 2/15/2039	945,000	969,740
American Mun Pwr Solar Series 2019 A, 5% 2/15/2038	1,415,000	1,457,398
American Mun Pwr Solar Series 2019 A, 5% 2/15/2044	2,975,000	3,011,701
		5,438,839
Escrowed/Pre-Refunded - 0.0%
Columbus OH City Sch Dist 5% 12/1/2032 (Pre-refunded to 6/1/2026 at 100)	150,000	152,953
General Obligations - 0.1%
Columbus OH City Sch Dist 5% 12/1/2032	795,000	806,025
Dublin OH City Sch Dist Series 2024, 5% 12/1/2043	1,000,000	1,061,283
Dublin OH City Sch Dist Series 2024, 5% 12/1/2048	2,365,000	2,481,057
		4,348,365
Health Care - 0.6%
Akron Bath Copley Hsp Dist OH (Summa Health System Proj.) 5.25% 11/15/2046	3,965,000	3,978,852
Fairfield Cnty OH Hosp Facs Rv (Fairfield Medical Center Proj.) 5% 6/15/2025	65,000	64,966
Fairfield Cnty OH Hosp Facs Rv (Fairfield Medical Center Proj.) 5% 6/15/2026	70,000	69,974
Fairfield Cnty OH Hosp Facs Rv (Fairfield Medical Center Proj.) 5% 6/15/2027	75,000	74,997
Fairfield Cnty OH Hosp Facs Rv (Fairfield Medical Center Proj.) 5% 6/15/2028	80,000	79,819
Fairfield Cnty OH Hosp Facs Rv (Fairfield Medical Center Proj.) 5.25% 6/15/2043	4,720,000	4,116,117
Muskingum Cnty OH Hosp Facs (Genesis Healthcare Proj.) Series 2013, 5% 2/15/2027	80,000	80,404
Ohio St Hosp Rev (University Hosp Hlth Sys, OH Proj.) Series 2021 A, 4% 1/15/2046	3,900,000	3,566,735
Ohio St Hsg Fin Agy Res Mtg Rev (Cleveland Clinic Foundation/The Proj.) Series 2017A, 5% 1/1/2031	130,000	135,070
Scioto Cnty OH Hsp Facs Rev (Southern OH Medical Center Proj.) 5% 2/15/2029	1,195,000	1,204,779
Scioto Cnty OH Hsp Facs Rev (Southern OH Medical Center Proj.) Series 2019, 5% 2/15/2029	1,425,000	1,458,487
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2028	1,075,000	1,105,834
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2029	1,140,000	1,179,077
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2030	1,205,000	1,255,217
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2031	1,280,000	1,339,687
		19,710,015
Housing - 0.0%
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2019B, 4.5% 3/1/2050	220,000	221,970
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2023 B, 6% 3/1/2055	1,555,000	1,681,774
		1,903,744
Special Tax - 0.1%
Cleveland Ohio Income Tax Rev Series 2018 A, 5% 10/1/2035	1,890,000	1,948,591
Cleveland Ohio Income Tax Rev Series 2018 A, 5% 10/1/2037	1,180,000	1,210,317
Cleveland Ohio Income Tax Rev Series 2018 A, 5% 10/1/2038	1,415,000	1,447,965
		4,606,873
Tobacco Bonds - 0.3%
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 3% 6/1/2048	2,570,000	1,780,352
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 4% 6/1/2048	850,000	713,024
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 5% 6/1/2027	2,125,000	2,173,269
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 5% 6/1/2029	3,870,000	4,019,863
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 5% 6/1/2034	1,140,000	1,172,792
		9,859,300
Transportation - 0.1%
Ohio St Tpk Commn Tpk Rev Series 2013 A 2, 0% 2/15/2042 (h)	5,475,000	2,451,357
TOTAL OHIO		60,968,394
Oklahoma - 0.5%
Education - 0.0%
Oklahoma Dev Fin Auth Rev (Oklahoma City University Proj.) Series 2019, 5% 8/1/2044	1,590,000	1,514,812
General Obligations - 0.1%
OK Cnty Okla Fin Auth Edl Facs Lease Rev (Midwest City- Del City Sch Dist OK Number 52 Proj.) Series 2024, 5% 10/1/2033	1,750,000	1,941,584
Housing - 0.0%
Oklahoma Hsg Fin Agy Single Family Mtg Rev (OK Sf Mtge Rev Bonds 10/1/18 Proj.) 6% 3/1/2054	290,000	314,066
Special Tax - 0.0%
Oklahoma Cty OK Pub Ppty Auth Hotel Tax Rev 5% 10/1/2032	1,040,000	1,046,283
Transportation - 0.4%
Oklahoma St Tpk Auth Tpk Rev 0% 1/1/2042 (c)	2,000,000	2,098,674
Oklahoma St Tpk Auth Tpk Rev 5.25% 1/1/2046	9,000,000	9,633,940
		11,732,614
TOTAL OKLAHOMA		16,549,359
Oregon - 0.8%
General Obligations - 0.3%
City of Lake Oswego OR Gen. Oblig. 2.8% 6/1/2039	2,075,000	1,656,459
Clackamas Cnty Ore Gen. Oblig. 1.625% 6/1/2036	1,050,000	752,243
Oregon St Gen. Oblig. Series 2023D, 5% 6/1/2042	1,410,000	1,498,305
Polk Marion & Benton Cntys OR Sch Dist No 13j 0% 12/15/2038 (Oregon St Guaranteed) (h)	1,995,000	1,081,037
Washington Multnomah & Yamhill Cnty Sch Dist 1J 5% 6/15/2033 (Oregon St Guaranteed)	1,020,000	1,044,277
Washington Multnomah & Yamhill Cnty Sch Dist 1J 5% 6/15/2036 (Oregon St Guaranteed)	2,830,000	2,885,196
Washington Multnomah & Yamhill Cnty Sch Dist 1J 5% 6/15/2038 (Oregon St Guaranteed)	2,830,000	2,881,157
		11,798,674
Health Care - 0.2%
Oregon Hlth Sciences Univ Rev Series 2021 A, 3% 7/1/2051	5,290,000	3,683,038
Salem OR Hosp Fac Auth Rev (Salem Health Proj.) Series 2019 A, 3% 5/15/2049	3,960,000	2,913,850
		6,596,888
Housing - 0.1%
Oregon St Hsg & Cmnty Svcs Dpt (OR Single Family Hsg Proj.) Series 2019A, 2.65% 7/1/2039	685,000	529,463
Oregon St Hsg & Cmnty Svcs Dpt (OR Single Family Hsg Proj.) Series 2019A, 4% 7/1/2050	2,825,000	2,825,538
		3,355,001
Special Tax - 0.2%
Oregon St Dept Admin Lottery 5.25% 4/1/2044 (c)	4,690,000	5,069,369
TOTAL OREGON		26,819,932
Pennsylvania - 5.4%
Education - 0.1%
Allegheny Cnty PA Ida Rev (Pittsburgh Tech College Proj.) 3.5% (d)(i)	1,160,000	556,800
Allegheny Cnty PA Ida Rev (Pittsburgh Tech College Proj.) 4% (d)(i)	2,135,000	1,024,800
Allegheny Cnty PA Ida Rev (Pittsburgh Tech College Proj.) 4.25% (d)(i)	2,375,000	1,140,000
Pennsylvania St Higher Edl Rev (Drexel University, PA Proj.) Series 2016, 5% 5/1/2029	945,000	953,851
Pennsylvania St Higher Edl Rev (Drexel University, PA Proj.) Series 2016, 5% 5/1/2031	945,000	952,683
		4,628,134
Electric Utilities - 0.2%
Philadelphia PA Gas Wks Rev Series SEVENTEENTH A, 5.25% 8/1/2054 (Assured Guaranty Municipal Corp Insured)	3,530,000	3,687,611
Philadelphia PA Gas Wks Rev Series SIXTEENTH A, 4% 8/1/2045 (Assured Guaranty Municipal Corp Insured)	2,185,000	2,004,072
		5,691,683
Escrowed/Pre-Refunded - 0.0%
State Pub Sch Bldg Auth PA Sch Rev Series 2016 A, 5% 12/1/2029 (Pre-refunded to 12/1/2026 at 100)	720,000	742,201
General Obligations - 1.1%
Pennsylvania St Ctfs Partn (Pennsylvania St Proj.) Series 2018, 5% 7/1/2035	710,000	730,791
Pennsylvania St Ctfs Partn (Pennsylvania St Proj.) Series 2018, 5% 7/1/2037	755,000	773,842
Pennsylvania St Ctfs Partn (Pennsylvania St Proj.) Series 2018, 5% 7/1/2038	710,000	725,994
Pennsylvania St Ctfs Partn (Pennsylvania St Proj.) Series 2018, 5% 7/1/2043	1,890,000	1,913,710
Philadelphia PA Gen. Oblig. Series 2019B, 5% 2/1/2033	1,510,000	1,596,303
Philadelphia PA Gen. Oblig. Series 2019B, 5% 2/1/2036	1,400,000	1,462,961
Philadelphia PA Gen. Oblig. Series 2019B, 5% 2/1/2037	1,810,000	1,883,515
Philadelphia PA Sch Dist 4% 9/1/2035	2,175,000	2,113,176
Philadelphia PA Sch Dist 4% 9/1/2036	1,890,000	1,819,807
Philadelphia PA Sch Dist 5% 9/1/2029	3,280,000	3,355,612
Philadelphia PA Sch Dist 5% 9/1/2031	1,100,000	1,161,585
Philadelphia PA Sch Dist 5% 9/1/2033	6,485,000	6,810,465
Philadelphia PA Sch Dist 5% 9/1/2033 (Assured Guaranty Municipal Corp Insured)	1,945,000	2,047,388
Philadelphia PA Sch Dist 5% 9/1/2034	1,370,000	1,421,581
Philadelphia PA Sch Dist 5% 9/1/2035	945,000	977,051
Philadelphia PA Sch Dist Series B, 5% 9/1/2043	1,315,000	1,332,574
State Pub Sch Bldg Auth PA Lease Rev (Philadelphia PA Sch Dist Proj.) Series 2015A, 5% 6/1/2026	695,000	695,980
State Pub Sch Bldg Auth PA Sch Rev (Harrisburg PA Sch Dist Proj.) Series 2016 A, 5% 12/1/2029	4,595,000	4,686,160
		35,508,495
Health Care - 2.0%
Alleg Cnty PA Dev Auth (UPMC Proj.) Series 2019 A, 4% 7/15/2036	2,360,000	2,315,276
Bucks Cnty PA Ida Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2021, 3% 8/15/2053 (Assured Guaranty Municipal Corp Insured)	5,745,000	4,126,586
Dauphin Cnty PA Gen Auth Hlth Sys Rev (UPMC Proj.) Series 2016 A, 5% 6/1/2029	1,255,000	1,272,191
Lancaster Cnty PA Hosp Aut Rev (Penn State Hlth System Proj.) Series 2021, 5% 11/1/2051	1,830,000	1,809,426
Lehigh Cnty PA Gen Purp Auth Hosp Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019 A, 4% 7/1/2037	1,890,000	1,826,443
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp & Med Ctr Proj.) 5% 10/1/2028	40,000	39,035
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp & Med Ctr Proj.) 5% 10/1/2029	40,000	38,732
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp & Med Ctr Proj.) 5% 10/1/2030	4,105,000	3,943,541
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp & Med Ctr Proj.) 5% 10/1/2032	130,000	122,598
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp & Med Ctr Proj.) 5% 10/1/2036	4,395,000	3,983,499
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp & Med Ctr Proj.) 5% 10/1/2040	2,405,000	2,069,854
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019, 4% 9/1/2044	4,875,000	4,400,538
Northampton Cnty PA Gen Purp Auth Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2018A, 4% 8/15/2048	6,835,000	5,823,246
Pennslyvania Dev Fing Auth Rev (Presbyterian Homes, PA Proj.) Series 2023B 1, 5.25% 7/1/2049	925,000	929,928
Pennslyvania Dev Fing Auth Rev (Presbyterian Homes, PA Proj.) Series 2023B 2, 5% 7/1/2038	1,040,000	1,068,447
Pennsylvania Higher Educational Facilities Authority (Thomas Jefferson Univ-Abiington Proj.) 5.25% 11/1/2043	5,000,000	5,229,375
Pocono Mtns PA Indl Pk Auth Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2015A, 5% 8/15/2040	1,695,000	1,694,875
Southcentral PA Gen Auth Rev (Wellspan Health Group Proj.) Series 2019A, 4% 6/1/2044	1,405,000	1,286,108
Southcentral PA Gen Auth Rev (Wellspan Health Group Proj.) Series 2019A, 4% 6/1/2049	3,345,000	2,874,690
Southcentral PA Gen Auth Rev (Wellspan Health Group Proj.) Series 2019A, 5% 6/1/2049	3,915,000	3,908,546
Southcentral PA Gen Auth Rev (Wellspan Health Group Proj.) Series 2023A, 5% 6/1/2029	9,600,000	10,224,785
Union Cnty PA Hosp Auth Hosp Rev (Wellspan Health Group Proj.) 5% 8/1/2033	945,000	954,417
Union Cnty PA Hosp Auth Hosp Rev (Wellspan Health Group Proj.) 5% 8/1/2038	3,025,000	3,076,764
		63,018,900
Housing - 0.1%
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 10/1/2043	1,495,000	1,526,937
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2023 142A, 4.5% 10/1/2038	2,075,000	2,076,372
		3,603,309
Special Tax - 0.0%
Pittsburgh & Alleg Cnty Parking 5% 12/15/2035	1,060,000	1,080,882
Pittsburgh & Alleg Cnty Parking 5% 12/15/2037	470,000	477,030
		1,557,912
Transportation - 1.4%
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 B, 5% 1/1/2051	5,350,000	5,424,164
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 B, 5% 1/1/2056	11,795,000	11,934,568
Pennsylvania Turnpike Commission 5.25% 12/1/2055	8,425,000	8,883,557
Pennsylvania Turnpike Commission Series 2021 A, 4% 12/1/2050	16,995,000	14,782,141
Pennsylvania Turnpike Commission Series 2024 A, 5% 12/1/2040	2,650,000	2,838,249
Philadelphia PA Airport Rev 5% 7/1/2028	470,000	485,848
Philadelphia PA Airport Rev 5% 7/1/2029	470,000	484,520
Philadelphia PA Airport Rev 5% 7/1/2030	520,000	535,644
Philadelphia PA Airport Rev 5% 7/1/2031	565,000	581,631
Philadelphia PA Airport Rev 5% 7/1/2032	520,000	534,641
Philadelphia PA Airport Rev 5% 7/1/2033	565,000	580,017
		47,064,980
Water & Sewer - 0.5%
Capital Region Wtr PA Wtr Rev 5% 7/15/2026	945,000	964,481
Capital Region Wtr PA Wtr Rev 5% 7/15/2038	945,000	972,105
Philadelphia PA Wtr & Wastewtr Series 2023B, 5% 9/1/2039 (Assured Guaranty Municipal Corp Insured)	4,275,000	4,590,318
Philadelphia PA Wtr & Wastewtr Series 2023B, 5% 9/1/2040 (Assured Guaranty Municipal Corp Insured)	4,750,000	5,073,841
Philadelphia PA Wtr & Wastewtr Series 2023B, 5.5% 9/1/2053 (Assured Guaranty Municipal Corp Insured)	2,720,000	2,889,640
Pittsburgh PA Wtr & Swr Auth Series 2019 B, 5% 9/1/2032 (Assured Guaranty Municipal Corp Insured)	1,890,000	2,101,690
		16,592,075
TOTAL PENNSYLVANIA		178,407,689
Puerto Rico - 0.8%
General Obligations - 0.6%
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 0% 7/1/2033 (h)	10,912,493	7,312,598
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 4% 7/1/2033	8,345,792	7,968,283
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 4% 7/1/2035	3,005,000	2,796,850
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2027	1,085,763	1,107,049
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2029	1,260,915	1,310,636
		20,495,416
Water & Sewer - 0.2%
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 B, 4% 7/1/2042 (f)	2,165,000	1,861,348
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 B, 5% 7/1/2033 (f)	1,030,000	1,052,780
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 B, 5% 7/1/2037 (f)	3,130,000	3,169,779
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2022 A, 4% 7/1/2042 (f)	1,445,000	1,240,861
		7,324,768
TOTAL PUERTO RICO		27,820,184
Rhode Island - 0.8%
Education - 0.3%
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2035	1,210,000	1,318,491
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2042	3,300,000	3,399,025
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2043	1,180,000	1,206,936
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2048	5,135,000	5,184,596
		11,109,048
General Obligations - 0.1%
Rhode Island Health And Educational Building Corp (Providence RI Proj.) 5% 5/15/2032 (Build America Mutual Assurance Co Insured)	750,000	825,243
Rhode Island Health And Educational Building Corp (Providence RI Proj.) 5% 5/15/2033 (Build America Mutual Assurance Co Insured)	775,000	858,033
Rhode Island Health And Educational Building Corp (Providence RI Proj.) 5% 5/15/2039 (Build America Mutual Assurance Co Insured)	1,250,000	1,341,751
Rhode Island Health And Educational Building Corp (Providence RI Proj.) 5.25% 5/15/2042 (Build America Mutual Assurance Co Insured)	1,175,000	1,253,653
		4,278,680
Health Care - 0.2%
Rhode Island Health & Edl Bldg Corp Rev (Care New England Health System Proj.) 5% 9/1/2031	4,605,000	4,606,311
Rhode Island Health & Edl Bldg Corp Rev (Care New England Health System Proj.) 5% 9/1/2036	185,000	181,918
Rhode Island Health & Edl Bldg Corp Rev (Lifespan Corp Obligated Group Proj.) Series 2024, 5% 5/15/2034	1,695,000	1,814,643
		6,602,872
Housing - 0.2%
Rhode Island Housing & Mortgage Finance Corp (RI Homeownership Proj.) Series 72 A, 3.5% 10/1/2050	670,000	663,174
Rhode Island Hsg & Mtg Fin Cp (RI Homeownership Proj.) 3% 4/1/2049	3,150,000	3,090,793
Rhode Island Hsg & Mtg Fin Cp (RI Homeownership Proj.) Series 70, 4% 10/1/2049	430,000	430,076
Rhode Island Hsg & Mtg Fin Cp (RI Homeownership Proj.) Series 73A, 2.3% 10/1/2040	2,000,000	1,448,649
		5,632,692
TOTAL RHODE ISLAND		27,623,292
South Carolina - 2.5%
Electric Utilities - 1.4%
South Carolina St Svc Auth Rev 5% 12/1/2044	3,750,000	3,797,497
South Carolina St Svc Auth Rev 5% 12/1/2045	2,250,000	2,270,183
South Carolina St Svc Auth Rev 5% 12/1/2046	2,475,000	2,486,951
South Carolina St Svc Auth Rev 5% 12/1/2050	2,240,000	2,268,242
South Carolina St Svc Auth Rev 5% 12/1/2055	5,625,000	5,643,692
South Carolina St Svc Auth Rev Series 2016 C, 5% 12/1/2025	565,000	570,169
South Carolina St Svc Auth Rev Series 2016 C, 5% 12/1/2026	945,000	971,576
South Carolina St Svc Auth Rev Series 2024 A, 5% 12/1/2038	2,800,000	2,957,646
South Carolina St Svc Auth Rev Series 2024 A, 5.25% 12/1/2049	1,710,000	1,771,546
South Carolina St Svc Auth Rev Series 2024 A, 5.5% 12/1/2054	2,360,000	2,478,780
South Carolina St Svc Auth Rev Series 2024B, 4.125% 12/1/2044	585,000	539,458
South Carolina St Svc Auth Rev Series 2024B, 5% 12/1/2033	1,850,000	2,025,638
South Carolina St Svc Auth Rev Series 2024B, 5% 12/1/2039	2,640,000	2,757,979
South Carolina St Svc Auth Rev Series 2024B, 5% 12/1/2046	875,000	879,060
South Carolina St Svc Auth Rev Series 2024B, 5.25% 12/1/2054	6,445,000	6,632,038
South Carolina St Svc Auth Rev Series B, 5% 12/1/2035	3,425,000	3,432,191
South Carolina St Svc Auth Rev Series B, 5% 12/1/2036	5,140,000	5,149,795
		46,632,441
General Obligations - 0.0%
Beaufort Cnty SC Sch Dist Series 2021 A, 2% 3/1/2034	1,080,000	886,319
Health Care - 0.6%
South Carolina Jobs-Economic Dev Auth Health Care Facs Rev (Novant Health Inc Proj.) Series 2024 A, 5.5% 11/1/2046	8,000,000	8,591,090
South Carolina Jobs-Economic Dev Auth Hosp Rev (St Joseph Candler Health Proj.) 5% 7/1/2032	4,080,000	4,243,502
Spartanburg Cnty SC Regl Health Svcs Hosp Rev 4% 4/15/2048	6,530,000	5,640,513
		18,475,105
Housing - 0.1%
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2019 A, 4% 1/1/2050	800,000	800,888
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2022A, 5% 1/1/2029	285,000	301,096
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2022A, 5% 1/1/2030	470,000	500,569
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2022A, 5% 1/1/2031	520,000	557,346
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2022A, 5% 7/1/2029	470,000	499,590
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2022A, 5% 7/1/2030	520,000	556,681
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2022A, 5% 7/1/2031	535,000	575,903
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2023 B, 6% 1/1/2054	950,000	1,026,631
		4,818,704
Transportation - 0.4%
Charleston Cnty SC Arpt Dist Series 2019, 5% 7/1/2043	1,510,000	1,531,235
Charleston Cnty SC Arpt Dist Series 2019, 5% 7/1/2048	11,330,000	11,407,333
		12,938,568
TOTAL SOUTH CAROLINA		83,751,137
South Dakota - 0.1%
Health Care - 0.1%
South Dakota St Hlth & Edl Fac (Avera Health SD Proj.) 5% 7/1/2030	805,000	830,423
South Dakota St Hlth & Edl Fac (Avera Health SD Proj.) 5% 7/1/2035	685,000	699,893
South Dakota St Hlth & Edl Fac (Regional Health Inc Proj.) Series 2020 A, 3% 9/1/2045	2,245,000	1,709,829
		3,240,145
TOTAL SOUTH DAKOTA		3,240,145
Tennessee - 1.1%
Education - 0.2%
Metro Gov Nashville & Davidson Cnty Tenn Hlth & Edl Facs Brd Rev (Lipscomb University Proj.) Series 2019 A, 5.25% 10/1/2058	7,340,000	7,311,790
Electric Utilities - 0.7%
Metro Gov Nashville & Davidson Cnty Elec Rev Series 2024 A, 5% 5/15/2029	1,000,000	1,073,900
Metro Gov Nashville & Davidson Cnty Elec Rev Series 2024 A, 5% 5/15/2031	6,285,000	6,931,230
Metro Gov Nashville & Davidson Cnty Elec Rev Series 2024 A, 5% 5/15/2032	2,000,000	2,228,331
Metro Gov Nashville & Davidson Cnty Elec Rev Series 2024 A, 5% 5/15/2041	2,000,000	2,142,002
Metro Gov Nashville & Davidson Cnty Elec Rev Series 2024 A, 5% 5/15/2043	1,660,000	1,755,763
Metro Gov Nashville & Davidson Cnty Elec Rev Series 2024 A, 5% 5/15/2044	1,665,000	1,752,448
Metro Gov Nashville & Davidson Cnty Elec Rev Series 2024 B, 5% 5/15/2029	2,690,000	2,888,790
Metro Gov Nashville & Davidson Cnty Elec Rev Series 2024 B, 5% 5/15/2030	4,160,000	4,527,716
		23,300,180
Health Care - 0.2%
Chatanooga TN Health Ed & Hsg Fac Brd Rev (CommonSpirit Health Proj.) Series 2019A 1, 4% 8/1/2044	1,700,000	1,535,743
Chatanooga TN Health Ed & Hsg Fac Brd Rev (CommonSpirit Health Proj.) Series 2019A 2, 5% 8/1/2037	810,000	827,471
Chatanooga TN Health Ed & Hsg Fac Brd Rev (CommonSpirit Health Proj.) Series 2019A 2, 5% 8/1/2044	1,125,000	1,114,977
Shelby Cnty TN Hlth Edl & Hsg Facs (Methodist Le Bonheur Health Proj.) 5% 5/1/2027	1,160,000	1,193,619
Shelby Cnty TN Hlth Edl & Hsg Facs (Methodist Le Bonheur Health Proj.) 5% 5/1/2029	1,170,000	1,193,228
		5,865,038
Housing - 0.0%
Tennessee Housing Development Agency Series 2019 3, 2.6% 7/1/2039	270,000	206,959
Tennessee Housing Development Agency Series 2019 3, 2.8% 7/1/2044	325,000	237,983
Tennessee Housing Development Agency Series 2019 4, 2.9% 7/1/2039	660,000	540,209
Tennessee Hsg Dev Agy Series 2015A, 3.5% 7/1/2045	540,000	537,696
		1,522,847
TOTAL TENNESSEE		37,999,855
Texas - 7.8%
Education - 0.4%
Newark Higher Ed Fin Corp Tex Rev (Abilene Christian Univ, TX Proj.) 5% 4/1/2029	1,985,000	2,003,154
Southwest Hrg Ed Auth Tex Rev (Southern Methodist Univ, TX Proj.) 5% 10/1/2032	710,000	731,250
Texas A&M Univ Perm Univ Fund 5% 7/1/2038	4,245,000	4,573,568
Texas St Univ Sys Fing Rev 4% 3/15/2034	2,125,000	2,129,045
Texas St Univ Sys Fing Rev 4% 3/15/2035	1,890,000	1,887,036
University TX Perm Univ Fd Series 2016 B, 5% 7/1/2029	885,000	902,955
University TX Perm Univ Fd Series 2023A, 5% 7/1/2040	1,880,000	2,014,070
		14,241,078
Electric Utilities - 0.8%
Garland Tex Elec Util Sys Rev 4% 3/1/2046	1,700,000	1,502,046
Garland Tex Elec Util Sys Rev 4% 3/1/2051	2,125,000	1,823,672
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2018, 5% 5/15/2033	4,260,000	4,416,190
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2018, 5% 5/15/2035	2,005,000	2,067,112
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024, 5% 5/15/2032 (Assured Guaranty Municipal Corp Insured)	1,930,000	2,127,438
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024, 5% 5/15/2033 (Assured Guaranty Municipal Corp Insured)	1,380,000	1,530,918
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024, 5% 5/15/2034 (Assured Guaranty Municipal Corp Insured)	1,150,000	1,269,684
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024, 5% 5/15/2035 (Assured Guaranty Municipal Corp Insured)	1,240,000	1,361,363
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024, 5% 5/15/2036 (Assured Guaranty Municipal Corp Insured)	1,400,000	1,527,271
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024, 5% 5/15/2037 (Assured Guaranty Municipal Corp Insured)	1,000,000	1,084,321
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024, 5% 5/15/2038 (Assured Guaranty Municipal Corp Insured)	1,035,000	1,115,125
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024, 5% 5/15/2039 (Assured Guaranty Municipal Corp Insured)	1,200,000	1,284,926
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024, 5% 5/15/2040 (Assured Guaranty Municipal Corp Insured)	1,400,000	1,490,130
San Antonio TX Elec & Gas Rev 5% 2/1/2032	1,180,000	1,217,633
San Antonio TX Elec & Gas Rev 5% 2/1/2034	1,415,000	1,454,537
		25,272,366
General Obligations - 2.1%
Aldine TX Indpt Sch Dist Series 2024, 5% 2/15/2037 (Permanent Sch Fund of Texas Guaranteed)	1,020,000	1,119,357
Alvin Tex Indpt Sch Dist Series 2024, 5% 2/15/2032 (Permanent Sch Fund of Texas Guaranteed)	1,000,000	1,109,598
Alvin Tex Indpt Sch Dist Series 2024, 5% 2/15/2033 (Permanent Sch Fund of Texas Guaranteed)	1,000,000	1,117,834
Bexar Cnty TX Gen. Oblig. Series 2016, 3% 6/15/2041	2,090,000	1,696,657
Bryan TX (Bryan Tex Proj.) Gen. Oblig. 2.125% 8/15/2034	740,000	606,032
City of Coppell TX Gen. Oblig. Series 2020, 1.375% 2/1/2035	1,470,000	1,063,576
City of Frisco TX Gen. Oblig. 2% 2/15/2041	645,000	434,004
City of Waco TX Gen. Oblig. 2.125% 2/1/2035	1,230,000	993,265
City of Waco TX Gen. Oblig. 2.25% 2/1/2036	1,610,000	1,285,244
Comal Tex Indpt Sch Dist 3% 2/15/2039 (Permanent Sch Fund of Texas Guaranteed)	3,950,000	3,433,358
Comal Tex Indpt Sch Dist Series 2020, 1.625% 2/1/2032 (Permanent Sch Fund of Texas Guaranteed)	1,945,000	1,619,583
Conroe TX Isd Series 2024, 5% 2/15/2036 (Permanent Sch Fund of Texas Guaranteed)	2,785,000	3,094,226
Conroe TX Isd Series 2024, 5% 2/15/2037 (Permanent Sch Fund of Texas Guaranteed)	4,950,000	5,447,786
Conroe TX Isd Series 2024, 5% 2/15/2038 (Permanent Sch Fund of Texas Guaranteed)	2,195,000	2,395,751
County of Collin TX Gen. Oblig. Series 2022, 4% 2/15/2039	1,275,000	1,247,743
Dallas TX ISD 5% 2/15/2030 (Permanent Sch Fund of Texas Guaranteed)	3,855,000	4,174,658
El Paso Tex Gen. Oblig. Series 2024, 5% 8/15/2032	500,000	549,007
El Paso Tex Gen. Oblig. Series 2024, 5% 8/15/2034	545,000	602,716
Everman TX Indpt Sch Dist Series 2020, 3% 2/15/2045 (Permanent Sch Fund of Texas Guaranteed)	5,280,000	3,952,234
Fort Bend Grand Parkway Toll Road Authority (Fort Bend County TX Proj.) Series 2021, 3% 3/1/2046	1,600,000	1,225,565
Fort Worth Tex Indpt Sch Dist Series 2019 A, 2.375% 2/15/2033 (Permanent Sch Fund of Texas Guaranteed)	610,000	536,119
Greenville Tex Gen. Oblig. 2% 2/15/2033	1,055,000	886,510
Lamar TX Isd Series 2021, 3% 2/15/2056 (Permanent Sch Fund of Texas Guaranteed)	2,000,000	1,368,430
Mansfield TX Gen. Oblig. 2.125% 2/15/2034	1,355,000	1,146,431
Mansfield TX Gen. Oblig. 2.375% 2/15/2036	850,000	705,274
Northwest Tex Indpt Sch Dist Series 2023, 5% 2/15/2040 (Permanent Sch Fund of Texas Guaranteed)	4,000,000	4,251,640
Northwest Tex Indpt Sch Dist Series 2023, 5% 2/15/2041 (Permanent Sch Fund of Texas Guaranteed)	5,500,000	5,806,266
Plano TX Gen. Oblig. 3.37% 9/1/2037	900,000	826,011
Prosper Tex Indpt Sch Dist 3% 2/15/2037 (Permanent Sch Fund of Texas Guaranteed)	1,585,000	1,387,232
Prosper Tex Indpt Sch Dist 5% 2/15/2047 (Permanent Sch Fund of Texas Guaranteed)	5,415,000	5,645,938
Prosper Tex Indpt Sch Dist Series 2024, 5% 2/15/2041 (Permanent Sch Fund of Texas Guaranteed)	4,220,000	4,496,856
Prosper Tex Indpt Sch Dist Series 2024, 5% 2/15/2042 (Permanent Sch Fund of Texas Guaranteed)	2,770,000	2,929,754
Round Rock TX Indpt Sch Dist Series 2016, 3% 8/1/2041 (Permanent Sch Fund of Texas Guaranteed)	785,000	645,839
Wichita Falls TX Indpt Sch Dis Series 2021, 1.625% 2/1/2032 (Permanent Sch Fund of Texas Guaranteed)	2,475,000	2,091,708
		69,892,202
Health Care - 0.2%
Harris Cnty TX Cultural Ed Facs Fin Corp Med Facs Rev (Baylor College of Medicine Proj.) Series 2024A, 5% 5/15/2029	2,785,000	2,930,867
Irving TX Hosp Auth Hosp Rev Series 2017A, 5% 10/15/2033	995,000	1,002,885
Irving TX Hosp Auth Hosp Rev Series 2017A, 5% 10/15/2034	1,575,000	1,585,745
New Hope Cultural Ed Facs Fin Corp Tex Cap Impt Rev (Childrens Med Ctr of Dallas Proj.) Series 2017A, 5% 8/15/2028	1,415,000	1,461,038
		6,980,535
Housing - 0.5%
Texas Dept Hsg & Cmnty Affrs Res Mtg Rev (TX Residential Mortgage Proj.) Series 2023B, 6% 1/1/2054	4,045,000	4,381,335
Texas St Dept Hsg & Cmnty Affairs Multifamily Hsg Rev Series 2019, 2.95% 7/1/2036	3,367,203	2,866,803
Texas St Dept Hsg & Cmnty Sfr (TX Single Family Mortgage Proj.) 3.5% 3/1/2051	1,875,000	1,849,271
Texas St Dept Hsg & Cmnty Sfr (TX Single Family Mortgage Proj.) Series 2019 A, 4% 3/1/2050	1,880,000	1,879,470
Texas St Dept Hsg & Cmnty Sfr (TX Single Family Mortgage Proj.) Series 2021 A, 1.85% 9/1/2036	1,485,000	1,096,951
Texas St Dept Hsg & Cmnty Sfr Series 2023 C, 6% 3/1/2054	2,810,000	3,047,313
		15,121,143
Special Tax - 0.3%
Dallas TX Rapid Transit Sales Tax Rev Series 2020 A, 5% 12/1/2045	1,355,000	1,391,955
Texas Transn Commn St Hwy Fund Rev Series 2024, 5% 10/1/2033	8,820,000	9,907,990
		11,299,945
Transportation - 3.3%
Central TX Regl Mobility Auth Rev Series 2020 A, 5% 1/1/2049	3,720,000	3,747,908
Central TX Regl Mobility Auth Rev Series 2020 B, 5% 1/1/2045	1,650,000	1,671,404
City of Houston TX Airport System Revenue Series 2018D, 5% 7/1/2029	1,795,000	1,874,715
City of Houston TX Airport System Revenue Series 2018D, 5% 7/1/2030	2,360,000	2,462,040
City of Houston TX Airport System Revenue Series 2018D, 5% 7/1/2031	2,125,000	2,214,883
City of Houston TX Airport System Revenue Series 2018D, 5% 7/1/2032	1,890,000	1,966,452
Dallas Fort Worth International Airport 5% 11/1/2038	2,750,000	2,962,507
Dallas Fort Worth International Airport Series 2020 B, 4% 11/1/2034	3,220,000	3,259,573
Dallas Fort Worth International Airport Series 2020 B, 4% 11/1/2035	2,860,000	2,865,540
Grand Parkway Transportation Corp (Grand Parkway Trans Corp Tela Proj.) Series 2018 A, 5% 10/1/2036	4,720,000	4,845,785
Grand Parkway Transportation Corp (Grand Parkway Trans Corp Tela Proj.) Series 2018 A, 5% 10/1/2037	9,440,000	9,667,178
Grand Parkway Transportation Corp (Grand Parkway Trans Corp Tela Proj.) Series 2018 A, 5% 10/1/2043	5,195,000	5,265,525
Grand Parkway Transportation Corp Series 2020 C, 4% 10/1/2049	2,740,000	2,425,760
Harris Cnty Tex Toll Rd Rev (Harris County Toll Road Auth Proj.) Series 2018 A, 5% 8/15/2033	1,890,000	1,960,560
Harris Cnty Tex Toll Rd Rev (Harris County Toll Road Auth Proj.) Series 2024 A, 5.25% 8/15/2049	3,570,000	3,763,249
Harris Cnty Tex Toll Rd Rev (Harris County Toll Road Auth Proj.) Series 2024 A, 5.25% 8/15/2054	5,200,000	5,445,347
North TX Twy Auth Rev 0% 1/1/2029 (Assured Guaranty Inc Insured) (h)	14,265,000	12,464,385
North TX Twy Auth Rev 0% 1/1/2035 (Assured Guaranty Inc Insured) (h)	11,270,000	7,661,549
North TX Twy Auth Rev 3% 1/1/2046	4,000,000	2,945,863
North TX Twy Auth Rev 3% 1/1/2051	10,685,000	7,421,457
North TX Twy Auth Rev 5% 1/1/2030	250,000	252,057
North TX Twy Auth Rev 5% 1/1/2031	350,000	352,719
North TX Twy Auth Rev 5% 1/1/2033	1,415,000	1,441,026
North TX Twy Auth Rev 5% 1/1/2034	945,000	963,161
North TX Twy Auth Rev 5% 1/1/2035	1,225,000	1,246,362
North TX Twy Auth Rev 5% 1/1/2037	970,000	983,146
North TX Twy Auth Rev Series 2024A, 5% 1/1/2035	655,000	723,972
North TX Twy Auth Rev Series 2024A, 5% 1/1/2036	1,420,000	1,557,125
North TX Twy Auth Rev Series 2024A, 5% 1/1/2045	1,070,000	1,115,933
North TX Twy Auth Rev Series 2024A, 5.25% 1/1/2042	1,025,000	1,095,054
North TX Twy Auth Rev Series 2024B, 5% 1/1/2035	3,055,000	3,359,956
North TX Twy Auth Rev Series 2024B, 5% 1/1/2036	1,480,000	1,617,177
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 12/31/2036	1,920,000	1,852,405
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 12/31/2037	3,775,000	3,607,072
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 12/31/2038	2,125,000	2,012,468
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 6/30/2037	2,830,000	2,720,375
		111,791,688
Water & Sewer - 0.2%
City of El Paso TX Water & Sewer Revenue Series 2023, 5.25% 3/1/2049	5,215,000	5,454,699
Texas Wtr Dev Brd Series 2021, 2.5% 10/15/2039	2,000,000	1,547,521
		7,002,220
TOTAL TEXAS		261,601,177
Utah - 1.2%
General Obligations - 0.1%
Canyons School District Series 2021A, 1.375% 6/15/2033	3,875,000	2,957,197
Weber Sch Dist Utah 2.375% 6/15/2036	730,000	583,203
		3,540,400
Housing - 0.0%
Utah Hsg Corp Series 2021E(G2), 2% 4/21/2051	569,838	458,223
Special Tax - 0.1%
Mida Mountain Village Public Infrastructure District Series 2024 2, 6% 6/15/2054 (f)	2,410,000	2,411,998
Transportation - 1.0%
Salt Lake City UT Arpt Rev 5% 7/1/2046	5,225,000	5,336,098
Salt Lake City UT Arpt Rev 5% 7/1/2051	21,060,000	21,363,043
Salt Lake City UT Arpt Rev Series 2017B, 5% 7/1/2034	1,550,000	1,588,819
Salt Lake City UT Arpt Rev Series 2017B, 5% 7/1/2035	1,415,000	1,447,894
Salt Lake City UT Arpt Rev Series 2017B, 5% 7/1/2036	1,415,000	1,430,430
Salt Lake City UT Arpt Rev Series 2017B, 5% 7/1/2037	945,000	954,297
		32,120,581
TOTAL UTAH		38,531,202
Vermont - 0.1%
Education - 0.1%
Vermont Edl & Hlth Bldgs Fin Agy (Champlain College Proj.) 5% 10/15/2041	2,265,000	2,028,283
Vermont Edl & Hlth Bldgs Fin Agy (Champlain College Proj.) 5% 10/15/2046	2,645,000	2,272,456
		4,300,739
TOTAL VERMONT		4,300,739
Virginia - 1.4%
Electric Utilities - 0.0%
Halifax Cnty VA Indl Dev Auth Pollution Ctl Rev (Virginia Electric And Power Co Proj.) 3.8% tender 12/1/2041 (b)	2,570,000	2,590,310
General Obligations - 1.1%
City of Chesapeake VA Gen. Oblig. Series 2020 A, 5% 8/1/2034	1,120,000	1,211,361
City of Chesapeake VA Gen. Oblig. Series 2020 A, 5% 8/1/2035	1,230,000	1,323,308
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2021 A, 4% 2/1/2035	16,100,000	16,217,703
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2023 A, 5% 2/1/2037	2,750,000	3,002,746
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2023 B, 5% 2/1/2034	6,750,000	7,496,851
Virginia Comwlth Transn Brd Tr (Virginia St Proj.) 5% 5/15/2032	450,000	467,176
Virginia Comwlth Transn Brd Tr (Virginia St Proj.) 5% 5/15/2033	1,890,000	1,958,617
Virginia St Pub Sch Auth Spl Oblig Stafford Cnty (County of Stafford VA Proj.) Series 2023, 5% 8/1/2038	2,810,000	3,064,164
		34,741,926
Health Care - 0.3%
Arlington Cnty VA Ida Hosp Fac (Virginia Hosp Ctr Arl Hlth Sys Proj.) Series 2023 A, 5% tender 7/1/2053 (b)	1,280,000	1,362,316
Fredericksburg VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) 5% 6/15/2026	1,850,000	1,850,787
Lynchburg Economic Development Authority (Centra Health Proj.) Series 2021, 3% 1/1/2051	2,010,000	1,400,399
Stafford Cnty VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) Series 2016, 3% 6/15/2029	350,000	337,813
Stafford Cnty VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) Series 2016, 4% 6/15/2037	325,000	304,221
Stafford Cnty VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) Series 2016, 5% 6/15/2028	945,000	958,776
Stafford Cnty VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) Series 2016, 5% 6/15/2033	210,000	212,321
Stafford Cnty VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) Series 2016, 5% 6/15/2036	945,000	952,955
Winchester Economic Development Authority (Valley Health Proj.) 5% 1/1/2044	2,360,000	2,335,808
		9,715,396
TOTAL VIRGINIA		47,047,632
Washington - 3.2%
Education - 0.7%
University Wash Univ Revs Series 2024A, 5% 4/1/2035	3,750,000	4,197,359
University Wash Univ Revs Series 2024A, 5% 4/1/2036	2,255,000	2,493,924
University Wash Univ Revs Series 2024A, 5% 4/1/2037	3,750,000	4,117,067
University Wash Univ Revs Series 2024A, 5% 4/1/2038	750,000	817,084
University Wash Univ Revs Series 2024A, 5% 4/1/2039	700,000	759,082
Washington St Higher Ed Facs (Gonzaga University Proj.) Series 2019 A, 3% 4/1/2049	3,265,000	2,326,066
Washington St Higher Ed Facs (Whitman College Proj.) Series 2024, 4% 1/1/2043	4,390,000	4,107,532
Washington St Higher Ed Facs (Whitworth University Proj.) Series 2016 A, 5% 10/1/2034	1,510,000	1,511,556
Washington St Higher Ed Facs (Whitworth University Proj.) Series 2016 A, 5% 10/1/2035	945,000	943,474
		21,273,144
Electric Utilities - 0.1%
Chelan Cnty WA Pub Col River 0% 6/1/2028 (National Public Finance Guarantee Corporation Insured) (h)	1,395,000	1,252,139
Tacoma WA Elec Sys Rev Series 2017, 5% 1/1/2037	945,000	959,739
Tacoma WA Elec Sys Rev Series 2017, 5% 1/1/2038	945,000	958,367
		3,170,245
General Obligations - 0.4%
King County WA Gen. Oblig. 2% 1/1/2037	535,000	399,960
Pierce Cnty WA Gen. Oblig. 2.35% 7/1/2033	3,795,000	3,245,102
State of Washington Gen. Oblig. Series 2017D, 5% 2/1/2033	1,985,000	2,030,075
State of Washington Gen. Oblig. Series 2021 A, 5% 8/1/2035	1,000,000	1,072,977
State of Washington Gen. Oblig. Series 2024 D, 5% 6/1/2042	1,985,000	2,112,257
State of Washington Gen. Oblig. Series R 2017A, 5% 8/1/2028	890,000	909,647
State of Washington Gen. Oblig. Series R 2017A, 5% 8/1/2030	890,000	908,547
State of Washington Gen. Oblig. Series R 2021A, 5% 6/1/2035	4,000,000	4,284,663
		14,963,228
Health Care - 1.4%
WA St Hsg Fin Commission (Humangood National Obligated Grp Proj.) 5% 7/1/2033 (f)	325,000	321,755
WA St Hsg Fin Commission (Humangood National Obligated Grp Proj.) 5% 7/1/2038 (f)	100,000	95,284
WA St Hsg Fin Commission (Humangood National Obligated Grp Proj.) 5% 7/1/2048 (f)	300,000	259,442
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) 5% 8/15/2029	2,125,000	2,157,444
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) 5% 8/15/2030	945,000	957,648
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) Series 2019 A 1, 5% 8/1/2034	1,790,000	1,857,463
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) Series 2019 A 1, 5% 8/1/2037	945,000	965,383
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) Series 2019 A 2, 5% 8/1/2035	2,695,000	2,784,138
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) Series 2019 A 2, 5% 8/1/2039	1,055,000	1,070,056
Washington St Health Care Facs Auth Rev (Fred Hutchinson Cancer Research Center Proj.) 5% 9/1/2055	9,515,000	9,285,073
Washington St Health Care Facs Auth Rev (Multicare Medical Ctr,Tacom,Wa Proj.) Series 2017B, 4% 8/15/2041	3,590,000	3,264,266
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2029	380,000	387,448
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2031	810,000	824,462
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2034	2,495,000	2,527,028
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2035	2,220,000	2,244,277
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2036	2,125,000	2,144,263
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2042	8,705,000	8,645,706
Washington St Health Care Facs Auth Rev (Providence Health Systems Proj.) Series 2018 B, 5% 10/1/2030	1,135,000	1,173,490
Washington St Health Care Facs Auth Rev (Providence Health Systems Proj.) Series 2018 B, 5% 10/1/2031	1,415,000	1,459,425
Washington St Health Care Facs Auth Rev (Providence Health Systems Proj.) Series 2018 B, 5% 10/1/2032	975,000	1,003,694
Washington St Health Care Facs Auth Rev (Providence Health Systems Proj.) Series 2018 B, 5% 10/1/2033	2,360,000	2,419,744
		45,847,489
Housing - 0.1%
King Cnty Wash Hsg Auth Affordable Hsg Rev 4.625% 1/1/2041	3,480,000	3,492,987
Special Tax - 0.4%
Washington St Convention Ctr Pub Facs Dist Series 2021, 3% 7/1/2043	550,000	404,921
Washington St Convention Ctr Pub Facs Dist Series 2021, 4% 7/1/2031	11,755,000	11,737,924
		12,142,845
Water & Sewer - 0.1%
King Cnty WA Swr Rev Series 2016A, 4% 7/1/2040	4,455,000	4,328,347
TOTAL WASHINGTON		105,218,285
West Virginia - 0.1%
Electric Utilities - 0.0%
West Virginia Economic Dev Auth Sold Waste Disp Facs Rev (Appalachian Power Co Proj.) Series 2015A, 3.375% tender 3/1/2040 (b)	980,000	967,348
Health Care - 0.1%
West Virginia St Hosp Fin Auth Hosp Rev (Cabell-Huntington Hsp, WV Proj.) Series 2018 A, 5% 1/1/2033	1,735,000	1,779,820
West Virginia St Hosp Fin Auth Hosp Rev (Cabell-Huntington Hsp, WV Proj.) Series 2018 A, 5% 1/1/2043	1,105,000	1,097,588
		2,877,408
TOTAL WEST VIRGINIA		3,844,756
Wisconsin - 1.8%
Education - 0.0%
Public Fin Auth WI Revenue (Roseman Univ of Hlth Sciences Proj.) Series 2020, 5% 4/1/2050 (f)	985,000	905,857
Escrowed/Pre-Refunded - 0.0%
Public Fin Auth WI Revenue Series 2020, 5% 4/1/2050 (Pre-refunded to 4/1/2030 at 100) (f)	100,000	107,479
General Obligations - 0.7%
Howard Suamico WI Scd 2% 3/1/2038	1,165,000	842,012
Kohler Wis Sch Dist 2% 3/1/2038	620,000	437,368
Mauston Wis Sch Dist 1.8% 3/1/2037 (Assured Guaranty Municipal Corp Insured)	2,840,000	2,029,380
New Richmond Wis Sch Dist 4% 4/1/2042	6,955,000	6,490,939
New Richmond Wis Sch Dist 4% 4/1/2043	1,565,000	1,444,051
New Richmond Wis Sch Dist 5% 4/1/2036	1,705,000	1,823,857
New Richmond Wis Sch Dist 5% 4/1/2037	2,200,000	2,338,108
New Richmond Wis Sch Dist 5% 4/1/2038	2,200,000	2,326,288
Westosha Cent High Sch Dist Wis 1.75% 3/1/2034	1,850,000	1,442,511
Westosha Cent High Sch Dist Wis 2% 3/1/2041	1,575,000	1,008,450
Wisconsin Rapids School District Series 2021, 2% 4/1/2036	1,110,000	811,622
Wisconsin St Gen. Oblig. Series 2025 1, 5% 5/1/2033	1,390,000	1,565,503
		22,560,089
Health Care - 0.7%
Public Fin Auth WI Hosp Rev (Renown Regional Medical Center Proj.) 3% 6/1/2045	3,000,000	2,248,168
Public Fin Auth WI Hosp Rev (Renown Regional Medical Center Proj.) 4% 6/1/2045	1,430,000	1,283,271
Public Fin Auth WI Hosp Rev (WakeMed Proj.) 5% 10/1/2044	1,270,000	1,274,865
Public Fin Auth WI Revenue (Bayhealth Medical Center Inc Proj.) Series 2021 A, 3% 7/1/2050	4,070,000	2,921,476
Public Fin Auth Wis Retirement Fac Rev (Southminster NC Proj.) 5% 10/1/2043 (f)	620,000	587,920
Public Fin Auth Wis Retirement Fac Rev (Southminster NC Proj.) 5% 10/1/2048 (f)	705,000	644,833
Public Fin Auth Wis Sr Living Rev (Mary's Woods at Marylhurst Inc Proj.) 5% 5/15/2025 (f)	500,000	499,851
Public Fin Auth Wis Sr Living Rev (Mary's Woods at Marylhurst Inc Proj.) 5% 5/15/2028 (f)	550,000	551,250
Public Fin Auth Wis Sr Living Rev (Mary's Woods at Marylhurst Inc Proj.) 5.25% 5/15/2037 (f)	230,000	230,030
Public Finance Authority (Blue Ridge Healthcare Proj.) Series 2020 A, 4% 1/1/2045	1,415,000	1,271,581
Wisconsin Health & Educational Facilities Authority (Ascension Health Credit Group Proj.) Series 2013 B 2, 4% 11/15/2043	2,480,000	2,242,015
Wisconsin Health & Educational Facilities Authority (Medical College of WI Inc Proj.) Series 2016, 4% 12/1/2046	2,785,000	2,515,028
Wisconsin Health & Educational Facilities Authority (St Camillus Health System Proj.) Series 2019A, 5% 11/1/2039	3,025,000	2,924,105
Wisconsin St Health & Edl Facs Auth Rev (Advocate Health Care Network Proj.) 5% tender 8/15/2054 (b)	1,960,000	2,068,980
Wisconsin St Health & Edl Facs Auth Rev (Advocate Health Care Network Proj.) Series 2018C 4, 5% tender 8/15/2054 (b)	1,355,000	1,430,340
Wisconsin St Health & Edl Facs Auth Rev (Gundersen Clinic - LA Crosse Proj.) Series 2021 A, 3% 10/15/2038	1,385,000	1,149,760
Wisconsin St Health & Edl Facs Auth Rev (Gundersen Clinic - LA Crosse Proj.) Series 2021 A, 3% 10/15/2039	720,000	585,225
Wisconsin St Health & Edl Facs Auth Rev (Marshfield Clinic Proj.) Series 2024 A, 5.5% 2/15/2054	1,375,000	1,452,742
		25,881,440
Industrial Development - 0.4%
Public Fin Auth WI Revenue (Mclemore Hotel Proj.) Series 2021 A, 4.5% 6/1/2056 (f)	12,205,000	8,927,357
Public Fin Auth WI Revenue (Mclemore Hotel Proj.) Series 2021 B, 6.5% 6/1/2056 (f)	3,990,000	3,186,747
		12,114,104
TOTAL WISCONSIN		61,568,969
TOTAL MUNICIPAL SECURITIES (Cost $3,342,387,229)		3,196,087,182

Money Market Funds - 3.5%
	Yield (%)	Shares	Value ($)
Fidelity Tax-Free Cash Central Fund (j)(k) (Cost $116,635,867)	3.19	116,592,630	116,639,267

TOTAL INVESTMENT IN SECURITIES - 99.4% (Cost $3,459,023,096)	3,312,726,449
NET OTHER ASSETS (LIABILITIES) - 0.6%	20,545,671
NET ASSETS - 100.0%	3,333,272,120

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d)	Non-income producing - Security is in default.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $48,122,427 or 1.4% of net assets.

(g)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(h)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(i)	Level 3 security
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Tax-Free Cash Central Fund	124,028,484	265,917,268	273,306,485	941,915	-	-	116,639,267	116,592,630	4.7%
Total	124,028,484	265,917,268	273,306,485	941,915	-	-	116,639,267

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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